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Fax: 212-697-1299 New York, NY 10017
www.bdo.com

Report of Independent Registered Public Accounting Firm

Board of Directors
Security Life of Denver Insurance Company Security Life Separate Account A1 Atlanta, GA

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Security Life of Denver Insurance Company Security Life Separate Account A1 (the “Separate Account”) as of December 31, 2020, the related statements of operations and the statement of changes in net assets for the year indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for the year indicated in the Appendix, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

Other Matters

The statement of changes in net assets for the year ended December 31, 2019 was audited by other accountants and they expressed an unqualified opinion on them in their report dated March 31, 2020, but they have not performed any auditing procedures since that date.
We have served as the Separate Account's auditor since 2020.
New York, NY
April 15, 2021

Appendix

Subaccounts comprising Security Life of Denver Insurance Company Security Life Separate Account A1

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Invesco V. I. Core Equity Fund - Series I	For the year ended December 31, 2020	For the year ended December 31, 2020
VanEck VIP Global Hard Assets Fund - Initial Class Shares
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya U. S. Stock Index Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S	For the period from July 28, 2020 (commencement of operations) through December 31, 2020

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	VanEck VIP Global Hard Assets Fund - Initial Class Shares	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$240	$78	$123	$855	$426
Total assets	240	78	123	855	426
Net assets	$240	$78	$123	$855	$426

Total number of mutual fund shares (whole number)	7,887	3,449	7,504	64,173	426,119

Cost of mutual fund shares	$236	$103	$116	$830	$426

The accompanying notes are an integral part of these financial statements.
4

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$207	$4,417	$463	$153	$434
Total assets	207	4,417	463	153	434
Net assets	$207	$4,417	$463	$153	$434

Total number of mutual fund shares (whole number)	20,725	192,868	40,450	14,823	22,897

Cost of mutual fund shares	$193	$3,025	$477	$152	$324

The accompanying notes are an integral part of these financial statements.
5

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Index Plus LargeCap Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$47	$162	$75	$273	$3
Total assets	47	162	75	273	3
Net assets	$47	$162	$75	$273	$3

Total number of mutual fund shares (whole number)	1,718	8,550	7,683	17,934	103

Cost of mutual fund shares	$34	$157	$93	$202	$3

The accompanying notes are an integral part of these financial statements.
6

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$57	$1,845	$46
Total assets	57	1,845	46
Net assets	$57	$1,845	$46

Total number of mutual fund shares (whole number)	5,142	32,803	2480

Cost of mutual fund shares	$49	$578	$33

The accompanying notes are an integral part of these financial statements.
7

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	VanEck VIP Global Hard Assets Fund - Initial Class Shares	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$3	$1	$5	$29	$1
Expenses:
Mortality and expense risk charges	3	1	3	13	7
Total expenses	3	1	3	13	7
Net investment income (loss)	—	—	2	16	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(18)	(2)	—	—
Capital gains distributions	50	—	6	18	—
Total realized gain (loss) on investments
and capital gains distributions	51	(18)	4	18	—
Net unrealized appreciation
(depreciation) of investments	(25)	30	3	15	—
Net realized and unrealized gain (loss)
on investments	26	12	7	33	—
Net increase (decrease) in net assets
resulting from operations	$26	$12	$9	$49	$(6)

The accompanying notes are an integral part of these financial statements.
8

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$12	$18	$10	$1	$7
Expenses:
Mortality and expense risk charges	3	56	7	1	6
Total expenses	3	56	7	1	6
Net investment income (loss)	9	(38)	3	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	29	(23)	—	4
Capital gains distributions	—	417	44	—	14
Total realized gain (loss) on investments
and capital gains distributions	(4)	446	21	—	18
Net unrealized appreciation
(depreciation) of investments	11	583	(14)	1	41
Net realized and unrealized gain (loss)
on investments	7	1,029	7	1	59
Net increase (decrease) in net assets
resulting from operations	$16	$991	$10	$1	$60

The accompanying notes are an integral part of these financial statements.
9

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Index Plus LargeCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$—	$—	$4	$—	$—
Expenses:
Mortality and expense risk charges	1	2	1	3	—
Total expenses	1	2	1	3	—
Net investment income (loss)	(1)	(2)	3	(3)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	—	(1)	3	—
Capital gains distributions	3	—	1	18	—
Total realized gain (loss) on investments
and capital gains distributions	2	—	—	21	—
Net unrealized appreciation
(depreciation) of investments	10	23	(3)	47	—
Net realized and unrealized gain (loss)
on investments	12	23	(3)	68	—
Net increase (decrease) in net assets
resulting from operations	$11	$21	$—	$65	$—

The accompanying notes are an integral part of these financial statements.
10

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$2	$9	$—
Expenses:
Mortality and expense risk charges	1	23	1
Total expenses	1	23	1
Net investment income (loss)	1	(14)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	45	—
Capital gains distributions	—	66	2
Total realized gain (loss) on investments
and capital gains distributions	1	111	2
Net unrealized appreciation
(depreciation) of investments	—	400	11
Net realized and unrealized gain (loss)
on investments	1	511	13
Net increase (decrease) in net assets
resulting from operations	$2	$497	$12

The accompanying notes are an integral part of these financial statements.
11

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I	VanEck VIP Global Hard Assets Fund - Initial Class Shares	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2019	$178	$84	$233	$745

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	2	15
Total realized gain (loss) on investments
and capital gains distributions	26	(4)	20	1
Net unrealized appreciation (depreciation)
of investments	22	14	15	46
Net increase (decrease) in net assets resulting from operations	47	9	37	62
Changes from principal transactions:
Surrenders and withdrawals	(1)	(4)	(53)	—
Cost of insurance and administrative charges	—	—	—	—
Death benefits	(7)	—	—	—
Transfers between Divisions (including fixed account), net	—	—	4	(1)
Increase (decrease) in net assets derived from
principal transactions	(8)	(4)	(49)	(1)
Total increase (decrease) in net assets	39	5	(12)	61
Net assets at December 31, 2019	217	89	221	806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	2	16
Total realized gain (loss) on investments
and capital gains distributions	51	(18)	4	18
Net unrealized appreciation (depreciation)
of investments	(25)	30	3	15
Net increase (decrease) in net assets resulting from operations	26	12	9	49
Changes from principal transactions:
Surrenders and withdrawals	—	(20)	—	—
Cost of insurance and administrative charges	—	—	—	—
Benefits payments	—	—	—	—
Transfers between Divisions (including fixed account), net	(3)	(3)	(107)	—
Increase (decrease) in net assets derived from
principal transactions	(3)	(23)	(107)	—
Total increase (decrease) in net assets	23	(11)	(98)	49
Net assets at December 31, 2020	$240	$78	$123	$855

The accompanying notes are an integral part of these financial statements.
12

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class
Net assets at January 1, 2019	$632	$—	$2,633	$373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	4	(26)	3
Total realized gain (loss) on investments
and capital gains distributions	—	—	520	31
Net unrealized appreciation (depreciation)
of investments	—	2	316	58
Net increase (decrease) in net assets resulting from operations	2	6	810	92
Changes from principal transactions:
Surrenders and withdrawals	(7)	(2)	(13)	(32)
Cost of insurance and administrative charges	—	—	—	—
Death benefits	(9)	—	—	29
Transfers between Divisions (including fixed account), net	(185)	311	(1)	63
Increase (decrease) in net assets derived from
principal transactions	(201)	309	(14)	60
Total increase (decrease) in net assets	(199)	315	796	152
Net assets at December 31, 2019	433	315	3,429	525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	9	(38)	3
Total realized gain (loss) on investments
and capital gains distributions	—	(4)	446	21
Net unrealized appreciation (depreciation)
of investments	—	11	583	(14)
Net increase (decrease) in net assets resulting from operations	(6)	16	991	10
Changes from principal transactions:
Surrenders and withdrawals	(61)	(61)	—	(3)
Cost of insurance and administrative charges	—	—	—	—
Benefits payments	—	—	—	—
Transfers between Divisions (including fixed account), net	60	(63)	(3)	(69)
Increase (decrease) in net assets derived from
principal transactions	(1)	(124)	(3)	(72)
Total increase (decrease) in net assets	(7)	(108)	988	(62)
Net assets at December 31, 2020	$426	$207	$4,417	$463

The accompanying notes are an integral part of these financial statements.
13

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net assets at January 1, 2019	$72	$314	$35	$119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	—	30	1	37
Net unrealized appreciation (depreciation)
of investments	2	59	9	(7)
Net increase (decrease) in net assets resulting from operations	2	90	9	30
Changes from principal transactions:
Surrenders and withdrawals	—	(17)	(5)	(7)
Cost of insurance and administrative charges	—	—	—	—
Death benefits	—	(9)	—	—
Transfers between Divisions (including fixed account), net	—	—	1	—
Increase (decrease) in net assets derived from
principal transactions	—	(26)	(4)	(7)
Total increase (decrease) in net assets	2	64	5	23
Net assets at December 31, 2019	74	378	40	142

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	(1)	(2)
Total realized gain (loss) on investments
and capital gains distributions	—	18	2	—
Net unrealized appreciation (depreciation)
of investments	1	41	10	23
Net increase (decrease) in net assets resulting from operations	1	60	11	21
Changes from principal transactions:
Surrenders and withdrawals	(18)	—	(2)	—
Cost of insurance and administrative charges	—	—	—	—
Benefits payments	—	—	—	—
Transfers between Divisions (including fixed account), net	96	(4)	(2)	(1)
Increase (decrease) in net assets derived from
principal transactions	78	(4)	(4)	(1)
Total increase (decrease) in net assets	79	56	7	20
Net assets at December 31, 2020	$153	$434	$47	$162

The accompanying notes are an integral part of these financial statements.
14

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Index Plus LargeCap Portfolio - Class S	Voya International Index Portfolio - Class S
Net assets at January 1, 2019	$142	$208	$—	$48

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	—	1
Total realized gain (loss) on investments
and capital gains distributions	6	40	—	1
Net unrealized appreciation (depreciation)
of investments	19	33	—	7
Net increase (decrease) in net assets resulting from operations	25	70	—	9
Changes from principal transactions:
Surrenders and withdrawals	(85)	(20)	—	(5)
Cost of insurance and administrative charges	—	—	—	—
Death benefits	(6)	(40)	—	20
Transfers between Divisions (including fixed account), net	(1)	6	—	(5)
Increase (decrease) in net assets derived from
principal transactions	(92)	(54)	—	10
Total increase (decrease) in net assets	(67)	16	—	19
Net assets at December 31, 2019	75	224	—	67

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(3)	—	1
Total realized gain (loss) on investments
and capital gains distributions	—	21	—	1
Net unrealized appreciation (depreciation)
of investments	(3)	47	—	—
Net increase (decrease) in net assets resulting from operations	—	65	—	2
Changes from principal transactions:
Surrenders and withdrawals	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Benefits payments	—	—	—	—
Transfers between Divisions (including fixed account), net	—	(16)	3	(12)
Increase (decrease) in net assets derived from
principal transactions	—	(16)	3	(12)
Total increase (decrease) in net assets	—	49	3	(10)
Net assets at December 31, 2020	$75	$273	$3	$57

The accompanying notes are an integral part of these financial statements.
15

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net assets at January 1, 2019	$1,055	$39

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(1)
Total realized gain (loss) on investments
and capital gains distributions	112	5
Net unrealized appreciation (depreciation)
of investments	252	5
Net increase (decrease) in net assets resulting from operations	357	9
Changes from principal transactions:
Surrenders and withdrawals	(14)	(1)
Cost of insurance and administrative charges	—	—
Death benefits	45	(15)
Transfers between Divisions (including fixed account), net	(60)	1
Increase (decrease) in net assets derived from
principal transactions	(29)	(15)
Total increase (decrease) in net assets	328	(6)
Net assets at December 31, 2019	1,383	33

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(1)
Total realized gain (loss) on investments
and capital gains distributions	111	2
Net unrealized appreciation (depreciation)
of investments	400	11
Net increase (decrease) in net assets resulting from operations	497	12
Changes from principal transactions:
Surrenders and withdrawals	(1)	—
Cost of insurance and administrative charges	—	—
Benefits payments	—	—
Transfers between Divisions (including fixed account), net	(34)	1
Increase (decrease) in net assets derived from
principal transactions	(35)	1
Total increase (decrease) in net assets	462	13
Net assets at December 31, 2020	$1,845	$46

The accompanying notes are an integral part of these financial statements.
16

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

1.Organization
Security Life of Denver Insurance Company Security Life Separate Account A1 (the “Account”) was established in 1993 by Security Life of Denver Insurance Company (“SLD” or the “Company”) to support the operations of the Exchequer Variable Annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. SLD provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business SLD may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of SLD. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of SLD.

As of July 15, 1998, the Company ceased issuing new Contracts. Current contract owners may continue to add purchase payments to their existing Contracts.

At December 31, 2020, the Account had 18 investment divisions (the “Divisions”), 2 of which invest in independently managed mutual funds and 16 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2020 and related Trusts are as follows:

AIM Variable Insurance Funds:	Voya Limited Maturity Bond Portfolio - Service Class
Invesco V.I. Core Equity Fund - Series I	Voya U.S. Stock Index Portfolio - Institutional Class
Van Eck VIP Trust:	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VanEck VIP Global Hard Assets Fund - Initial Class Shares	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Voya Balanced Portfolio, Inc.:	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Voya Balanced Portfolio - Class I	Voya Partners, Inc.:
Voya Intermediate Bond Portfolio:	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Voya Intermediate Bond Portfolio - Class I	Voya Variable Portfolios, Inc.:
Voya Investors Trust:	Voya Index Plus LargeCap Portfolio - Class S
Voya Government Liquid Assets Portfolio - Class I	Voya International Index Portfolio - Class S
Voya High Yield Portfolio - Institutional Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Large Cap Growth Portfolio - Institutional Class	Voya Variable Products Trust:
Voya Large Cap Value Portfolio - Institutional Class	Voya MidCap Opportunities Portfolio - Class I

17

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

2.    Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of SLD, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of SLD, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their Account values, SLD will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to SLD. All Contracts in the Account are currently in the accumulation period. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

18

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including, surrenders and withdrawals, and benefit payments. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) SLD related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by SLD).

Accounting and Reporting consideration related to COVID-19

The Company has not been materially impacted by the global outbreak of COVID-19. The extent to which COVID-19 could potentially impact the Company's business operations will depend on future developments, which are highly uncertain and cannot be predicted including the scope and duration of the pandemic, macroeconomic conditions, and actions taken by the governmental authorities in response to the pandemic.

Subsequent Events

The Account has evaluated all events occurring after December 31, 2020 through April 15, 2021, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account except as follows:

On January 4, 2021, Voya Financial, Inc. (“Voya Financial”) consummated a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial.

3.    Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2020 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2020. The Account had no liabilities as of December 31, 2020.

19

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
▪Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover SLD’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

SLD assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at the annual rate ranging from 1.25% to 1.37% of the daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

20

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Fees Waived by SLD

Certain charges and fees for various types of Contracts may be waived by SLD. SLD reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.    Related Party Transactions
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.26% to 1.25% of the average net assets of each respective Fund.

21

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

6. Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I	$53	$7
Van Eck VIP Trust:
VanEck VIP Global Hard Assets Fund - Initial Class Shares	1	24
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	11	109
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	48	13
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	532	539
Voya High Yield Portfolio - Institutional Class	482	598
Voya Large Cap Growth Portfolio - Institutional Class	438	62
Voya Large Cap Value Portfolio - Institutional Class	53	79
Voya Limited Maturity Bond Portfolio - Service Class	103	25
Voya U.S. Stock Index Portfolio - Institutional Class	23	11
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	3	5
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	—	3
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	6	2
Voya Partners, Inc.:
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	18	19
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class S	3	—
Voya International Index Portfolio - Class S	2	13
Voya Russell™ Large Cap Growth Index Portfolio - Class I	75	58
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	3	2

22

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

7.    Changes in Units
The net changes in units outstanding follow:

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I	—	158	(158)	—	425	(425)
Van Eck VIP Trust:
VanEck VIP Global Hard Assets Fund - Initial Class Shares	1	1,107	(1,106)	—	190	(190)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	—	6,488	(6,488)	317	3,422	(3,105)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	—	—	—	—	—	—
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	54,404	54,557	(153)	54,619	75,234	(20,615)
Voya High Yield Portfolio - Institutional Class	46,726	57,922	(11,196)	47,563	17,455	30,108
Voya Large Cap Growth Portfolio - Institutional Class	54	116	(62)	—	334	(334)
Voya Large Cap Value Portfolio - Institutional Class	3	6,357	(6,354)	21,361	16,344	5,017
Voya Limited Maturity Bond Portfolio - Service Class	9,051	2,130	6,921	—	10	(10)
Voya U.S. Stock Index Portfolio - Institutional Class	—	155	(155)	—	923	(923)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	—	238	(238)	—	287	(287)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	—	34	(34)	—	202	(202)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	—	28	(28)	—	4,871	(4,871)
Voya Partners, Inc.:
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	64	442	(378)	1,303	2,792	(1,489)
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class S	237	—	237	—	—	—
Voya International Index Portfolio - Class S	—	694	(694)	2,233	1,735	498
Voya Russell™ Large Cap Growth Index Portfolio - Class I	28	762	(734)	2,249	2,938	(689)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	92	94	(2)	—	1,324	(1,324)

23

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

8.    Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2020, 2019, 2018, 2017, and 2016, follows:

	Fund				Investment
	Inception	Units	Unit	Net Assets	Income	Expense	Total
	DateA	(000's)	Fair Value	(000's)	RatioB	RatioC	ReturnD
Invesco V.I. Core Equity Fund - Series I
2020		10	$23.17	$240	1.31%	1.52%	12.15%
2019		11	$20.66	$217	0.97%	1.52%	26.98%
2018		11	$16.27	$178	1.04%	1.52%	-10.75%
2017		11	$18.23	$205	1.06%	1.52%	11.50%
2016		11	$16.35	$187	0.55%	1.52%	8.57%
VanEck VIP Global Hard Assets Fund - Initial Class Shares
2020		3	$24.27	$78	1.20%	1.52%	17.30%
2019		4	$20.69	$89	—	1.52%	10.17%
2018		4	$18.78	$84	—	1.52%	-29.37%
2017		5	$26.58	$126	—	1.52%	-3.17%
2016		5	$27.46	$136	0.39%	1.52%	41.55%
Voya Balanced Portfolio - Class I
2020		7	$18.19	$123	2.91%	1.52%	9.18%
2019		13	$16.66	$221	2.64%	1.52%	17.24%
2018		16	$14.21	$233	3.13%	1.52%	-8.20%
2017		10	$15.48	$150	2.40%	1.52%	12.99%
2016		9	$13.70	$120	1.36%	1.52%	6.20%
Voya Intermediate Bond Portfolio - Class I
2020		56	$15.17	$855	3.49%	1.52%	6.16%
2019		56	$14.29	$806	3.42%	1.52%	8.18%
2018		56	$13.21	$745	3.59%	1.52%	-2.00%
2017		56	$13.48	$761	3.36%	1.52%	3.45%
2016		57	$13.03	$744	2.35%	1.52%	2.76%

24

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit	Net Assets	Income	Expense	Total
	DateA	(000's)	Fair Value	(000's)	RatioB	RatioC	ReturnD
Voya Government Liquid Assets Portfolio - Class I
2020		44	$9.67	$426	0.23%	1.52%	-1.23%
2019		44	$9.79	$433	1.80%	1.52%	0.51%
2018		65	$9.74	$632	1.41%	1.52%	0.10%
2017		66	$9.73	$644	0.62%	1.52%	-0.92%
2016		49	$9.82	$483	0.13%	1.52%	-1.21%
Voya High Yield Portfolio - Institutional Class
2020		19	$10.93	$207	4.60%	1.52%	4.39%
2019	08/23/2019	30	$10.47	$315	(d)	1.52%	(d)
2018		(d)	(d)	(d)	(d)	(d)	(d)
2017		(d)	(d)	(d)	(d)	(d)	(d)
2016		(d)	(d)	(d)	(d)	(d)	(d)
Voya Large Cap Growth Portfolio - Institutional Class
2020		79	$56.14	$4,417	0.46%	1.52%	28.91%
2019		79	$43.55	$3,429	0.68%	1.52%	30.74%
2018		79	$33.31	$2,633	0.67%	1.52%	-2.97%
2017		80	$34.32	$2,747	0.64%	1.52%	27.81%
2016		80	$26.86	$2,162	0.55%	1.52%	2.40%
Voya Large Cap Value Portfolio - Institutional Class
2020		34	$13.61	$463	2.02%	1.52%	4.69%
2019		40	$13.00	$525	2.33%	1.52%	23.22%
2018		35	$10.55	$373	2.04%	1.52%	-0.09%
2017		35	$11.62	$411	2.50%	1.52%	0.12%
2016		36	$10.39	$373	1.94%	1.52%	0.12%
Voya Limited Maturity Bond Portfolio - Service Class
2020		14	$11.22	$153	0.88%	1.52%	1.63%
2019		7	$11.04	$74	1.60%	1.52%	2.51%
2018		7	$10.77	$72	1.43%	1.52%	-0.46%
2017		6	$10.82	$68	1.67%	1.52%	-0.28%
2016		7	$10.85	$72	0.61%	1.52%	-0.28%

25

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit	Net Assets	Income	Expense	Total
	DateA	(000's)	Fair Value	(000's)	RatioB	RatioC	ReturnD
Voya U.S. Stock Index Portfolio - Institutional Class
2020		12	$35.51	$434	1.72%	1.52%	16.35%
2019		12	$30.52	$378	1.63%	1.52%	29.16%
2018		13	$23.63	$314	1.35%	1.52%	-6.08%
2017		23	$25.16	$572	1.77%	1.52%	19.64%
2016		24	$21.03	$501	1.97%	1.52%	9.93%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2020		2	$24.43	$47	—	1.52%	31.70%
2019		2	$18.55	$40	0.14%	1.52%	30.18%
2018		2	$14.25	$35	—	1.52%	-17.87%
2017		3	$17.35	$47	0.68%	1.52%	41.17%
2016		3	$12.29	$37	1.48%	1.52%	11.63%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2020		4	$41.16	$162	—	1.52%	14.78%
2019		4	$35.86	$142	1.19%	1.52%	24.82%
2018		4	$28.73	$119	0.72%	1.52%	-11.71%
2017		5	$32.53	$159	0.70%	1.52%	14.14%
2016		5	$28.51	$145	0.75%	1.52%	20.09%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
2020		4	$20.85	$75	5.33%	1.52%	-0.29%
2019		4	$20.91	$75	1.79%	1.52%	24.76%
2018		8	$16.76	$142	2.25%	1.52%	-10.47%
2017		11	$18.72	$214	2.28%	1.52%	14.71%
2016		13	$16.32	$216	2.84%	1.52%	17.33%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2020		5	$49.79	$273	—	1.52%	29.86%
2019		6	$38.34	$224	0.32%	1.52%	35.14%
2018		7	$28.37	$208	—	1.52%	-4.70%
2017		9	$29.77	$262	0.64%	1.52%	22.91%
2016		9	$24.22	$219	0.19%	1.52%	5.81%

26

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT A1
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit	Net Assets	Income	Expense	Total
	DateA	(000's)	Fair Value	(000's)	RatioB	RatioC	ReturnD
Voya Index Plus LargeCap Portfolio - Class S
2020	07/28/2020	—	$12.73	$3	(e)	1.52%	(e)
2019		(e)	(e)	(e)	(e)	(e)	(e)
2018		(e)	(e)	(e)	(e)	(e)	(e)
2017		(e)	(e)	(e)	(e)	(e)	(e)
2016		(e)	(e)	(e)	(e)	(e)	(e)
Voya International Index Portfolio - Class S
2020		3	$20.74	$57	3.23%	1.52%	5.98%
2019		3	$19.57	$67	3.32%	1.52%	19.18%
2018		3	$16.42	$48	1.96%	1.52%	-15.14%
2017		3	$19.35	$54	2.17%	1.52%	22.62%
2016		3	$15.78	$53	2.82%	1.52%	-0.94%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2020		33	$55.90	$1,845	0.56%	1.52%	36.37%
2019		34	$40.99	$1,383	0.98%	1.52%	33.78%
2018		34	$30.64	$1,055	1.12%	1.52%	-2.48%
2017		35	$31.41	$1,096	1.11%	1.52%	29.30%
2016		35	$24.30	$841	1.25%	1.52%	4.97%
Voya MidCap Opportunities Portfolio - Class I
2020		3	$17.98	$46	—	1.52%	39.06%
2019		3	$12.93	$33	0.34%	1.52%	27.39%
2018		4	$10.15	$39	—	1.52%	-8.89%
2017	07/14/2017	5	$11.14	$51	(b)	1.52%	(b)
2016		(b)	(b)	(b)	(b)	(b)	(b)

(b)	As investment Division had no investments until 2017 , this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2019 , this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2020, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.

27

Report of Independent Auditors

The Board of Directors and Stockholder
Security Life of Denver Insurance Company

We have audited the accompanying statutory-basis financial statements of Security Life of Denver Insurance Company (the Company), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the financial statements.
Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 5, 2021

SECURITY LIFE OF DENVER INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2020	2019
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$9,870,217	$9,152,282
Bonds - securities loaned and pledged	1,778	209,899
Preferred stocks	5,548	39,277
Common stocks	48,590	48,911
Subsidiaries	220,143	215,950
Mortgage loans	1,246,965	1,305,865
Contract loans	993,451	999,113
Derivatives	395,384	255,487
Securities lending collateral	—	214,909
Other invested assets	352,078	344,354
Cash and short term investments	238,552	250,118
Total cash and invested assets	13,372,706	13,036,165

Deferred and uncollected premiums, less loading (2020-$504; 2019-$632)	(30,805)	(352,770)
Accrued investment income	110,097	109,364
Reinsurance balances recoverable	210,130	1,065,717
Federal income tax recoverable (including ($3,822) and $34,758 on realized capital (gains) losses at December 31, 2020 and 2019, respectively)	10,666	95,593
Indebtedness from related parties	1,271	4,933
Net deferred tax asset	103,607	114,921
Other assets	72,429	48,733
Separate account assets	1,625,019	1,484,685
Total admitted assets	$15,475,120	$15,607,341

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2020	2019
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$7,822,202	$7,635,078
Deposit type contracts	1,099,891	1,019,465
Policy and contract claims	133,687	554,458
Total policy and contract liabilities	9,055,780	9,209,001

Interest maintenance reserve	104,655	91,340
Accounts payable and accrued expenses	18,025	17,034
Reinsurance balances	3,096,824	3,118,142
Indebtedness to related parties	7,721	24,025
Asset valuation reserve	116,946	110,801
Net transfers from separate accounts due or accrued	(5,164)	(7,577)
Derivatives	112,349	67,947
Payable for securities lending	—	214,909
Other liabilities	548,642	395,973
Separate account liabilities	1,625,020	1,484,685
Total liabilities	14,680,798	14,726,280

Capital and surplus:
Common stock: authorized 149 shares of $20,000 par value; 144 shares
issued and outstanding	2,880	2,880
Surplus notes	219,006	252,013
Paid in and contributed surplus	588,156	588,156
Unassigned surplus	(15,720)	38,012
Total capital and surplus	794,322	881,061
Total liabilities and capital and surplus	$15,475,120	$15,607,341

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$385,443	$(1,021,768)	$1,578,639
Net investment income	582,048	541,750	544,856
Amortization of interest maintenance reserve	(3,212)	(4,375)	(9,164)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	(193,868)	287,898	144,578
Other revenue	73,942	84,049	89,227
Total premiums and other revenues	844,353	(112,446)	2,348,136

Benefits paid or provided:
Death benefits	404,888	393,401	308,956
Annuity benefits	8,933	8,875	9,142
Disability benefits	(296,809)	161,585	120,831
Surrender benefits and withdrawals	249,600	308,722	250,011
Interest and adjustments on contract or deposit-type contract funds	12,143	(11,514)	(23,675)
Other benefits	1,514	1,741	883
Increase (decrease) in life and annuity reserves	187,124	(1,251,234)	294,810
Net transfers from separate accounts	(39,498)	(42,794)	(49,536)
Total benefits paid or provided	527,895	(431,218)	911,422

Insurance expenses and other deductions:
Commissions	117,145	391,868	444,419
General expenses	70,566	81,163	95,418
Insurance taxes, licenses and fees	16,148	18,526	20,561
Other deductions	113,098	86,434	939,958
Total insurance expenses and other deductions	316,957	577,991	1,500,356
Loss from operations before policyholder dividends,
federal income taxes and net realized capital gains	(499)	(259,219)	(63,642)

Dividends to policyholders	7,964	8,394	1,141
Loss from operations before federal income taxes
and net realized capital gains	(8,463)	(267,613)	(64,783)

Federal income tax expense (benefit)	28,557	(40,582)	422
Loss from operations before net realized capital gains	(37,020)	(227,031)	(65,205)
Net realized capital (losses) gains	(9,713)	568	3,383
Net loss	$(46,733)	$(226,463)	$(61,822)

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,880	$2,880	$2,880

Surplus notes:
Balance at beginning of year	252,013	222,019	193,025
Surplus note	(33,006)	29,994	28,994
Balance at end of year	219,007	252,013	222,019

Paid in and contributed surplus:
Balance at beginning of year	588,156	588,156	421,175
Capital contribution	—	—	166,981
Balance at end of year	588,156	588,156	588,156

Unassigned surplus:
Balance at beginning of year	38,012	152,321	333,430
Net (loss) income	(46,733)	(226,463)	(61,822)
Change in net unrealized capital gains (losses)	54,517	114,465	(80,875)
Change in nonadmitted assets	(47,014)	28,347	(34,383)
Change in liability for reinsurance in unauthorized companies	63	(107)	—
Change in asset valuation reserve	(6,145)	(87,939)	50,930
Change in net deferred income tax	39,844	(5,704)	14,216
Deferred gain on reinsurance of existing business	(14,952)	88,341	—
Amortization of gain on reinsurance	(19,563)	(23,775)	(19,021)
Dividends to shareholders	—	—	(52,000)
Change in pension and other post-employment benefits	(159)	(1,474)	1,846
Prior period adjustments	(13,590)	—	—
Balance at end of year	(15,720)	38,012	152,321
Total capital and surplus	$794,323	$881,061	$965,376

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Operating Activities:
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$344,568	$(793,765)	$757,931
Net investment income received	582,867	520,051	509,281
Commissions and expenses paid	(234,206)	(456,671)	(690,398)
Benefits paid	(525,043)	(834,516)	(758,139)
Net transfers from separate accounts	41,931	45,259	53,188
Dividends paid to policyholders	(8,339)	(6,700)	(1,343)
Federal income taxes recovered	62,083	124,112	4,718
Miscellaneous income	118,560	378,026	221,076
Net cash provided by (used in) operations	382,420	(1,024,204)	96,314

Investment Activities:
Proceeds from sales, maturities, or repayments of investments:
Bonds	899,048	1,009,552	1,209,968
Stocks	52,312	4,077	1,459
Mortgage loans	125,619	167,007	103,896
Other invested assets	46,438	14,829	55,536
Net gain (loss) on cash and short term investments	17	6	(4)
Miscellaneous proceeds	106,608	70,980	88,736
Total proceeds from sales, maturities, or repayments of investments	1,230,041	1,266,451	1,459,591

Cost of investments acquired:
Bonds	1,387,553	1,766,136	1,155,876
Stocks	15,397	33,014	16,271
Mortgage loans	67,721	95,406	250,136
Other invested assets	85,950	94,763	86,424
Miscellaneous applications	88,165	80,298	97,820
Total cost of investments acquired	1,644,786	2,069,617	1,606,527

Net decrease in contract loans	5,662	13,072	25,737
Net cash used in investment activities	(409,083)	(790,094)	(121,199)

Financing and Miscellaneous Activities:
Other cash provided (applied):
Surplus note	(33,006)	29,994	28,994
Net deposits on deposit type contracts	80,426	312,467	37,265
Dividends to stockholders	—	—	(52,000)
Funds withheld under reinsurance treaty	(20,539)	1,461,080	(32,085)
Other cash (applied) provided	(11,783)	73,531	(42,089)
Net cash (used) provided in financing and miscellaneous activities	15,098	1,877,072	(59,915)
Net (decrease) increase in cash and short term investments	(11,565)	62,774	(84,800)

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

Cash and short term investments:
Beginning of year	250,118	187,344	272,144
End of year	$238,553	$250,118	$187,344

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Noncash capital contribution from parent	$—	$—	$166,981

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.Organization and Significant Accounting Policies
Security Life of Denver Insurance Company (the “Company”) is domiciled in Colorado and is a wholly-owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol “VOYA.”

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US acquired all of the shares of the capital stock of the Company and Security Life of Denver International Limited ("SLDI") as well as several subsidiaries of the Company and one subsidiary of SLDI. The Company also contributed Roaring River IV Holding, LLC ("RR4H"), a subsidiary, to another Voya Financial, Inc. affiliate. As part of the Individual Life Transaction, Voya Financial, Inc. reinsured to the Company certain in scope individual life insurance and annuities business of several of the Company’s affiliates. This transaction resulted in the disposition of substantially all of the Voya Financial, Inc.’s life insurance and legacy non-retirement annuity businesses and related assets.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING.  Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

Description of Business

The Company focuses on administering life insurance products offered for the advanced market including wealth transfer and estate planning, executive benefits, charitable giving and corporate owned life insurance. These products include universal life and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. The Company ceased issuing new policies in 2018.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Correction of Errors

In 2020, the Company determined that it had understated a reinsurance payable in prior years by $15.9. To correct this error, the Company recognized a cumulative prior period adjustment decrease to surplus of $12.6 net of tax, in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP No. 3"). The tax effect of this adjustment was a decrease in taxes payable of $3.3.

In 2020, the Company determined that it had overstated a reinsurance deferred gain in prior years by $14.9. To correct this error, the Company decreased deferred gain $14.9 and recognized a cumulative prior period adjustment decrease to surplus of $1.0 net of tax, in accordance with the provisions of SSAP No. 3. The tax effect of this adjustment was a decrease in taxes payable of $3.7.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of the Regulatory Agencies of the State of Colorado ("Colorado Division of Insurance"), which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the NAIC.

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an OTTI is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.
The Company invests in structured securities, including residential mortgage backed securities/ collateralized mortgage obligations ("CMO"), asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.
Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.
Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.
When an intent impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as impairments. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that a credit loss exists, the impairment is bifurcated into the amount representing the present value of the decrease in cash flows expected not to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in net realized capital gains (losses) in the statements of operations. The noncredit impairment is recorded in other comprehensive income (loss) in shareholder’s equity.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence; it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation method (“CRVM”) using statutory rates for mortality and interest.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.
Policyholder Dividends: Policyholder dividends are recognized when declared.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Surplus Notes: Surplus notes issued are reported as a component of surplus on the balance sheets.  Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Colorado Division of Insurance.

Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a change to earnings over the term of the notes.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the constant yield or yield to worst method.

The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan–backed and structured securities as well as securities that have experienced an OTTI. For certain securities, including Agency-backed securities, the retrospective adjustment method is used to determine amortized cost.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Common stocks are reported at fair value, and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

The Company no longer engages in the securities lending program. In connection, with the closing of the Individual Life Transaction, the securities lending program was terminated June 30, 2020.

Short-term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated in effective hedging relationships are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Options: The Company uses options to hedge against changes in the value of the benefit contained in the indexed universal life products. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency Forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio. Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to manage the volatilities between the market value sensitivities of the Portfolio of asset/liability mismatch caused by changing interest rates. The Company utilizes these contracts in non-qualifying hedging relationships.

Total Return Swaps: The Company uses Total Return Swaps to hedge the cash flow variability associated with its Surplus account assets. The Company pays total return on its surplus account assets and receives variable payment detailed in the Total Return Swap confirmation agreement. The Company utilizes these contracts in a non-qualifying hedging relationship.

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying audited U.S. GAAP equity amount, adjusted to a limited statutory accounting basis as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.50% to 8.00% for 2020.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $1,057.4 and $1,110.5 for any surrender value promised in excess of the legally computed reserves at December 31, 2020 and 2019.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Colorado Division of Insurance, is $6.1 billion and $6.2 billion at December 31, 2020 and 2019, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $368.5 and $358.7 at December 31, 2020 and 2019, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

The Company is exempt from Valuation Manual 20: Requirements for Principle-Based Reserves ("PBR") for Life Products ("VM-20") with respect to individual life term conversion policies issued after January 1, 2020. The domiciliary regulator has determined that, given the insignificant effect on reserves, a Life PBR exemption is appropriate.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company, through its parent or affiliates, also provides a contributory retirement plan for substantially all employees.

Participating Insurance: Participating business approximates less than 1% of the Company’s ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2020	2019
	(In Thousands)
Reinsurance Recoverable	$9,819	$—
Net deferred tax asset	70,687	33,289
Agents' debit balances	846	1,175
Deferred and uncollected premium	88	146
Other - suspense and clearing	541	357
Total nonadmitted assets	$81,981	$34,967

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2020. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2020.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

Other Assets: The Company is the owner and beneficiary of life insurance policies included in other assets at their cash surrender values.

The following table shows assets that could be realized from an investment as of December 31, 2020 and 2019:

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	2020	2019
	(In Thousands)
Amount of admitted balance that could be realized from an investment vehicle	$13,174	$11,523
Percentage Bonds	40%	40%
Percentage Stocks	60%	60%

2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Colorado Division of Insurance. The Colorado Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Colorado for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Colorado Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Colorado. The Colorado Commissioner of Insurance (“Commissioner”) has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Colorado Division of Insurance.

On May 8, 2013, the Company, with the permission of the Colorado Division of Insurance, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under Statements of Statutory Accounting Principles No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $455.4. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

For the years ended December 31, 2020, 2019, and 2018, the Company had no such permitted accounting practices.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.    Investments
Bonds and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$635,693	$246,435	$1,574	$880,554
States, municipalities, and political subdivisions	378,332	68,981	60	447,253
Foreign other (par value - $1,586,126)	1,594,334	310,748	9,051	1,896,031
Foreign government (par value - $161,070)	162,160	26,177	421	187,916
Corporate securities	5,395,799	1,201,742	18,445	6,579,096
Residential mortgage backed securities	428,655	79,222	2,200	505,677
Commercial mortgage backed securities	738,886	71,590	11,247	799,229
Other asset backed securities	538,137	8,790	2,610	544,317
Total bonds	9,871,996	2,013,685	45,608	11,840,073
Preferred stocks	5,548	300	—	5,848
Common stocks	48,590	—	—	48,590
Total equity securities	54,138	300	—	54,438
Total	$9,926,134	$2,013,985	$45,608	$11,894,511

At December 31, 2019
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$528,052	$165,165	$109	$693,108
States, municipalities, and political subdivisions	391,081	41,952	76	432,957
Foreign other (par value - $1,472,641)	1,479,152	185,079	4,216	1,660,015
Foreign government (par value - $169,707)	170,911	17,486	690	187,707
Corporate securities	5,037,191	722,461	6,993	5,752,659
Residential mortgage backed securities	515,492	83,007	2,837	595,662
Commercial mortgage backed securities	731,088	39,017	389	769,716
Other asset backed securities	509,214	4,345	5,146	508,413
Total bonds	9,362,181	1,258,512	20,456	10,600,237
Preferred stocks	39,277	4,107	—	43,384
Common stocks	46,882	2,029	—	48,911
Total equity securities	86,159	6,136	—	92,295
Total	$9,448,340	$1,264,648	$20,456	$10,692,532

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of bonds with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2020
Fair value	$357,776	$468,562	$289,473	$1,115,811
Unrealized loss	14,618	22,253	8,736	45,607

At December 31, 2019
Fair value	$454,984	$61,494	$443,154	$959,632
Unrealized loss	4,204	1,340	14,912	20,456

The amortized cost and fair value of investments in bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$90,345	$91,492
Due after 1 year through 5 years	695,507	738,829
Due after 5 years through 10 years	1,246,466	1,444,496
Due after 10 years	6,133,999	7,716,034
	8,166,317	9,990,851
Residential mortgage backed securities	428,655	505,677
Commercial mortgage backed securities	738,886	799,229
Other asset backed securities	538,137	544,317
Total	$9,871,995	$11,840,074

While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

Pre-2008 vintage subprime and Alt-A mortgage collateral continues to reflect a housing market entrenched in recovery. While collateral losses continue to be realized, the pace and magnitude at which losses are being realized are steadily decreasing. Serious delinquencies and other measures of performance, like prepayments and loan defaults, have also displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity have increased substantially since the credit crisis. More broadly, home prices have moved steadily higher, further supporting bond payment performance. Year-over-year home price measures, while at a lower magnitude than experienced in the years following the trough in home prices, have stabilized at sustainable levels, when measured on a nationwide basis. While certain geographies began to show signs of slowing in the fourth quarter, this backdrop overall remains supportive of continued improvement in overall borrower payment behavior. In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage-backed holdings and Alt-A mortgage-backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (Excluding Interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
		(In Thousands)
December 31, 2020
Residential mortgage backed securities	$23,255	$19,135	$22,442	$655
Structured securities	80,125	46,979	61,871	—
Total	$103,380	$66,114	$84,313	$655

December 31, 2019
Residential mortgage backed securities	$28,265	$23,893	$27,846	$256
Structured securities	99,278	62,357	79,747	—
Total	$127,543	$86,250	$107,593	$256

December 31, 2018
Residential mortgage backed securities	$33,412	$28,815	$32,697	$87
Structured securities	118,845	77,641	96,539	—
Total	$152,257	$106,456	$129,236	$87

The Company did not have direct exposure through investments in subprime mortgage loans as of December 31, 2020 or 2019.

The following table shows prepayment penalty and acceleration fees at December 31, 2020 and 2019:

	General Account	Separate Account
	(In Thousands)
2020
Number of CUSIPs	41	—
Aggregate Amount of Investment Income	$900	$—

2019
Number of CUSIPs	54	—
Aggregate Amount of Investment Income	$5,054	$—

The following table shows 5GI securities at December 31, 2020 and 2019:

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
	2020	2019	2020	2019	2020	2019
			(In Thousands)
Bonds - AC	14	14	$3,120	$3,104	$3,909	$3,887
LB&SS- AC	17	17	2,316	3,554	8,053	7,200
Preferred Stock-AC	—	—	—	—	—	—
Preferred Stock- FV	—	—	—	—	—	—
Total	31	31	$5,436	$6,658	$11,962	$11,087

AC- Amortized Cost FV- Fair Value LB- Loan-backed Securities SS- Structured Securities

Mortgage Loans

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2020 were 5.7% and 3.0%.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2020 and 2019.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.
During 2020, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 80.0% on commercial properties.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2020
Recorded investment (all)
Current	$—	$—	$—	$—	$1,246,055	$—	$1,246,055
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	910	—	910
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,074,439	$—	$1,074,439

December 31, 2019
Recorded investment (all)
Current	$—	$—	$—	$—	$1,305,865	$—	$1,305,865
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,086,038	$—	$1,086,038

The Company had investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2020 and 2019.

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2020
With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
No Allowance for Credit Losses	—	—	—	—	910	—	910
Total With and Without Allowance for Credit Losses	—	—	—	—	910	—	910
Subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan	—	—	—	—	—	—	—

December 31, 2019
With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
No Allowance for Credit Losses	—	—	—	—	—	—	—
Total With and Without Allowance for Credit Losses	—	—	—	—	—	—	—
Subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan	—	—	—	—	—	—	—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2020, 2019 and 2018:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2020
Average recorded investment	$—	$—	$—	$—	$22,517	$—	$22,517
Interest income recognized	—	—	—	—	965	—	965
Recorded Investments on nonaccrual status	—	—	—	—	910	—	910
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	972	—	972

December 31, 2019
Average recorded investment	$—	$—	$—	$—	$500	$—	$500
Interest income recognized	—	—	—	—	58	—	58
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	65	—	65

December 31, 2018
Average recorded investment	$—	$—	$—	$—	$—	$—	$—
Interest income recognized	—	—	—	—	—	—	—
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—	—	—

The Company recognizes interest income on its impaired loans upon receipt.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company has no allowances for credit losses as of December 31, 2020 and 2019.

The Company had no mortgage loans derecognized as a result of foreclosure as of December 31, 2020

The following table shows mortgage loans derecognized as a result of foreclosure as of December 31, 2019

2019
Aggregate amount of mortgage loans derecognized	$280
Real estate collateral recognized	$—
Other collateral recognized	$280
Receivables recognized from a government guarantee of the foreclosed mortgage loan	$—

Net Realized Capital Gains and Losses

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2020	2019	2018
	(In Thousands)
Realized capital gains	$14,646	$11,659	$9,613
Amount transferred to IMR (net of related taxes of
$6,099 in 2020, $4,380 in 2019, and $2,177 in 2018)	(22,945)	(16,476)	(8,191)
Federal income tax benefit	(1,414)	5,385	1,961
Net realized capital (losses) gains	$(9,713)	$568	$3,383

Realized capital losses include losses of $14.4, $7.4 and $2.2 related to securities that have experienced an other than temporary decline in value during 2020, 2019 and 2018, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $0.7 billion, $0.6 billion and $0.9 billion in 2020, 2019 and 2018, respectively. Gross gains of $34.4, $29.7 and $23.5 and gross losses of $8.1, $6.7 and $17.3 during 2020, 2019 and 2018, respectively, were realized on those sales. A portion of the gains and losses realized in 2020, 2019 and 2018 has been deferred to future periods in the IMR.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) during 2020 due to intent to sell or inability or lack of intent to hold to recovery in 2020:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
(In Thousands)
First quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$—	$—	$—	$—

Second quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$—	$—	$—	$—

Third quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$—	$—	$—	$—

Fourth quarter:
Aggregate intent to sell	$203	$12	$—	$191
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$203	$12	$—	$191

Total	N/A	$12	$—	N/A

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R during 2019 due to intent to sell or inability or lack of intent to hold to recovery in 2019:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
(In Thousands)
First quarter:
Aggregate intent to sell	$20	$12	$—	$8
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$20	$12	$—	$8

Second quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$—	$—	$—	$—

Third quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$—	$—	$—	$—

Fourth quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$—	$—	$—	$—

Total	N/A	$12	$—	N/A

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R during 2018 due to intent to sell or inability or lack of intent to hold to recovery in 2018:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$5	$5	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$5	$5	$—	$—

Second quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$—	$—	$—	$—

Third quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$—	$—	$—	$—

Fourth quarter:
Aggregate intent to sell	$1,602	$121	$—	$1,481
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$1,602	$121	$—	$1,481

Total	N/A	$126	$—	N/A

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2020:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
12668AKU8	$1,102	$1,075	$27	$1,075	$820	3/31/2020
12668BCH4	911	856	56	856	702	3/31/2020
225458PN2	66	65	1	65	60	3/31/2020
362341LL1	315	314	1	314	258	3/31/2020
36242DT52	2,199	2,157	42	2,157	1,889	3/31/2020
36298XAA0	1,969	1,820	148	1,820	1,567	3/31/2020
45660LSP5	308	289	19	289	254	3/31/2020
74922RAH3	262	253	10	253	222	3/31/2020
75116CAA4	375	363	12	363	325	3/31/2020
76110HCB3	6	3	3	3	3	3/31/2020
761118VY1	197	196	1	196	192	3/31/2020
79548KXS2	4	2	2	2	3	3/31/2020
92913BAL2	299	115	184	115	115	3/31/2020
059513EA5	94	93	1	93	68	6/30/2020
12668BCH4	853	814	39	814	705	6/30/2020
12669EEH5	293	147	146	147	153	6/30/2020
225458PN2	63	62	1	62	61	6/30/2020
36298XAA0	1,777	1,774	3	1,774	1,645	6/30/2020
45660LSP5	279	271	8	271	256	6/30/2020
76110HCB3	6	3	3	3	3	6/30/2020
79548KXS2	1	—	1	—	1	6/30/2020
92915KAC0	263	136	127	136	136	6/30/2020
92915XAE8	231	121	109	121	121	6/30/2020
92916NAB5	199	90	108	90	90	6/30/2020
92916PAC8	256	137	119	137	137	6/30/2020
92916UAB9	247	142	105	142	142	6/30/2020
92916YAE5	201	99	102	99	99	6/30/2020
92917TAE5	317	198	119	198	198	6/30/2020
126379AA4	1,559	1,556	3	1,556	1,262	9/30/2020
12667GY98	410	394	16	394	394	9/30/2020
12668AKU8	996	939	56	939	819	9/30/2020
12668BCH4	783	747	36	747	666	9/30/2020
12669EEH5	202	142	60	142	151	9/30/2020
225458PN2	60	59	1	59	59	9/30/2020
225458X45	3,504	3,476	28	3,476	3,476	9/30/2020
362341LL1	299	276	23	276	256	9/30/2020
36242DT52	2,028	1,969	59	1,969	1,910	9/30/2020
45660LSP5	264	258	5	258	250	9/30/2020

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

751155AN2	210	209	1	209	200	9/30/2020
76110HCB3	6	3	3	3	3	9/30/2020
92922F7T9	324	316	9	316	316	9/30/2020
93934FBD3	322	315	7	315	304	9/30/2020
059513EA5	41	40	1	40	39	12/31/2020
12668AKU8	908	886	22	886	793	12/31/2020
12668BCH4	706	680	26	680	690	12/31/2020
12669EEH5	408	140	268	140	150	12/31/2020
225458PN2	56	56	—	56	56	12/31/2020
36228FAP1	27	27	—	27	27	12/31/2020
362341LL1	268	265	3	265	249	12/31/2020
36242DT52	1,922	1,914	8	1,914	1,876	12/31/2020
36298XAA0	1,663	1,660	3	1,660	1,665	12/31/2020
45660LSP5	248	241	7	241	238	12/31/2020
74922RAH3	212	212	—	212	196	12/31/2020
751155AN2	203	198	5	198	192	12/31/2020
76110HCB3	4	2	3	2	3	12/31/2020
79548KXS2	—	—	—	—	—	12/31/2020
Total			$2,150

Securities with no amount disclosed represents an OTTI of less than $1.

The total amount of OTTI's recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $2.2, $0.8 and $0.1 in 2020, 2019 and 2018, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2020
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$10,426	$372,303
Greater than 12 months	5,631	258,767
Total	$16,057	$631,070

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2019
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$2,044	$315,198
Greater than 12 months	6,328	272,047
Total	$8,372	$587,245

Impairments on joint venture, partnerships and limited liability company holdings are taken when the market value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairments for the years ended December 31, 2020, 2019 and 2018 are as follows:

Description	Amount of Impairment
	2020	2019	2018
	(In Thousands)
BLACKSTONE EQ MANAGED ACCT PORT LP	$58	$—	$—
BLACKSTONE MARKET OPPORTUNITIES FU PRVT	35	—	—
EAST LODGE EUROPEAN ABS FUND	661	—	—
EIG ENERGY FUND XIV LP	933	—	—
ENERGY CAPITAL PARTNERS, LP PRVT	40	164	1,588
SHELTER GROWTH OPPOR FUND LTD	2,561	—	—

Total	$4,288	$164	$1,588

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Income:
Equity securities	$3,050	$4,616	$2,723
Bonds	449,847	445,689	433,358
Mortgage loans	61,082	68,592	62,245
Derivatives	9,903	5,714	20,223
Contract loans	50,107	51,894	51,517
Other invested assets	65,039	17,533	23,706
Other	1,937	4,356	2,380
Total investment income	640,965	598,394	596,152
Investment expenses	(58,919)	(56,644)	(51,296)
Net investment income	$582,046	$541,750	$544,856

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. As of December 31, 2020 and 2019 the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $0.0 and $26.2, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2020 and 2019 are shown below:

	2020	2019
	(In Thousands)
Open	$—	$214,909
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Securities received	—	—
Total collateral received	$—	$214,909

In connection with the closing of the Individual Life Transaction, see Note 1, the securities lending program was terminated on June 30, 2020.

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company had loaned securities under securities lending agreements, which are reflected as invested assets on the balance sheet, with a fair value of approximately $0.0 and $232.4 at December 31, 2020 and 2019, respectively.

The aggregate amount of collateral reinvested, by specific time period for securities lending agreements at December 31, 2020 and 2019 are shown below:

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Securities Lending
	Amortized Cost	Fair Value
(In Thousands)
At December 31, 2020
Open	$—	$—
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Securities received	—	—
Total collateral reinvested	$—	$—

At December 31, 2019
Open	$—	$—
30 days or less	95,564	95,567
31 to 60 days	42,011	42,015
61 to 90 days	17,200	17,204
91 to 120 days	1,750	1,751
121 to 180 days	37,867	37,869
181 to 365 days	20,517	20,519
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Securities received	—	—
Total collateral reinvested	$214,909	$214,925

The Company had no collateral for transactions that extended beyond one year from the reporting date at December 31, 2020 and 2019.

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Topeka. Through its membership, the Company has conducted business (issued funding agreements) with the FHLB. It is part of the Company's strategy to utilize these funds for spread lending purposes. The Company has determined the estimated maximum borrowing capacity as $5.5 billion at December 31, 2020. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is potentially up to 40% of the general account total net admitted assets, excluding Separate Accounts, of the Company, one quarter in arrears, based on credit approval from FHLB of Topeka.

The amount of FHLB capital stock held by the Company is as follows:

	2020			2019
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$500	$—	$500	$500	$—	$500
Activity stock	44,950	—	44,950	41,125	—	41,125
Excess stock	644	—	644	811	—	811
Aggregate total	$46,094	$—	$46,094	$42,436	$—	$42,436

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

All FHLB membership stock is not eligible for redemption.

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2020
General account	$1,286,033	$983,486	$1,010,000	$1,329,072	$1,027,435	$1,015,000
Separate account	—	—	—	—	—	—
Total	$1,286,033	$983,486	$1,010,000	$1,329,072	$1,027,435	$1,015,000

As of December 31, 2019
General account	$1,175,401	$982,967	$925,000	$1,199,733	$985,611	$925,000
Separate account	—	—	—	—	—	—
Total	$1,175,401	$982,967	$925,000	$1,199,733	$985,611	$925,000

The amount borrowed from the FHLB at the the end of the reporting period is as follows:

	General Account	Separate Account	Total	Funding Agreements Reserves Established
	(In Thousands)
As of December 31, 2020
Debt	$—	$—	$—	XXX
Funding agreements	1,010,000	—	1,010,000	$937,681
Other	—	—	—	XXX
Aggregate total	$1,010,000	$—	$1,010,000	$937,681

As of December 31, 2019
Debt	$—	$—	$—	XXX
Funding agreements	925,000	—	925,000	$864,339
Other	—	—	—	XXX
Aggregate total	$925,000	$—	$925,000	$864,339

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The maximum amount the general account borrowed from FHLB during the current reporting period was $1.0 billion.

As of December 31, 2020, the Company's FHLB borrowings are subject to prepayment penalties.

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2020:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	—	—	—	—	—	207,907	(207,907)	—	—	—%	—%
Letter stock or securities restricted as to sale-excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	46,094	—	—	—	46,094	42,436	3,658	—	46,094	0.3%	0.3%
On deposit with states	26,941	—	—	—	26,941	27,244	(303)	—	26,941	0.2%	0.2%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—	—	—%	—%
Pledged as collateral to FHLB (including assets backing funding agreements)	983,486	—	—	—	983,486	982,967	519	—	983,486	6.3%	6.4%
Derivative pledged collateral	1,778	—	—	—	1,778	1,992	(214)	—	1,778	0.0%	0.0%
Total Restricted Assets	$1,058,299	$—	$—	$—	$1,058,299	$1,262,546	$(204,247)	$—	$1,058,299	6.8%	6.9%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2019:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	207,907	—	207,907	382,610	(174,703)	—	207,907	1.3%	1.4%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	42,436	—	42,436	25,247	17,189		42,436	0.3%	0.3%
On deposit with states	27,244	—	27,244	26,565	679	—	27,244	0.2%	0.2%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—%	—%
Pledged as collateral to FHLB (including assets backing funding agreements)	982,967	—	982,967	646,333	336,634	—	982,967	6.3%	6.3%
Pledged as collateral not captured in other categories	—	—	—	—	—		—	0.0%	0.0%
Derivative pledged collateral	1,992	—	1,992	5,677	(3,685)	—	1,992	0.0%	0.0%
Total restricted assets	$1,262,546	$—	$1,262,546	$1,086,432	$176,114	$—	$1,262,546	8.1%	8.2%

* Subset of Total General Account Gross Restricted Assets

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2020:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$238,552	$238,552	1.71%	1.72%
Long term bonds owned	61,194	61,194	0.44	0.44
Total collateral Assets	$299,746	$299,746	2.15%	2.16%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

	1	2
	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$299,747	2.30
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—

*BACV divided by total liabilities excluding Separate Accounts
*BACV divided by total liabilities on Separate Accounts

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2019:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$214,021	$214,021	1.52%	1.53%
Reinvested collateral assets owned	214,909	214,924	1.53	1.53
Total collateral Assets	$428,930	$428,945	3.05%	3.06%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

	1	2
	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$428,930	3.26%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
*BACV divided by total liabilities on Separate Accounts

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of December 31, 2020, the Company held 5 commercial mortgage loan troubled debt restructuring loans with a carrying value of $21.0. As of December 31, 2019, the Company held 1 private placement troubled debt restructuring loan with a carrying value of $9.4.

For the years ended December 31, 2020 and 2019, the Company’s total recorded investment in restructured debts was $21.0 and $9.4, respectively. The Company realized losses related to these investments of $0.0, $9.1, and $0.0 during 2020, 2019, and 2018, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheets. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized to investment income.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2020	As of December 31, 2019
Collateral Type:		(In Thousands)
Cash
	Held- OTC Contracts	$299,012	$213,367
	Held- Cleared Contracts	—	—
	Pledged- Cleared Contracts	2,686	16

Securities
	Held	$23,120	$17,754
	Delivered	1,778	1,992

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company’s derivative contracts at December 31, 2020 and 2019:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2020
Derivative contracts:
Equity contracts	$1,997,376	$332,482	$332,482
Foreign exchange contracts	66,724	(3,653)	(2,794)
Interest rate contracts	79,979	(1,202)	(5,026)
Total return swaps	1,064,717	(44,592)	(44,592)
Total derivatives	$3,208,796	$283,035	$280,070

December 31, 2019
Derivative contracts:
Equity contracts	1,752,622	233,936	233,936
Foreign exchange contracts	37,199	(42)	505
Interest rate contracts	97,538	599	(6,690)
Total return swaps	1,064,988	(46,953)	(46,953)
Total derivatives	$2,952,347	$187,540	$180,798

The Company does not have any derivative contracts with financing premiums.

5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $511.8 and $370.2 and an aggregate fair value of $576.3 and $415.6 at December 31, 2020 and 2019, respectively. Those holdings amounted to 5.2% and 4.0% of the Company’s investments in bonds and 3.7% and 2.6% of total admitted assets at December 31, 2020 and 2019, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $61.3 and $8.1 with an aggregate fair value of $69.7 and $8.5 at December 31, 2020 and 2019, respectively. The carrying value of these holdings amounted to 0.6% and 0.1% of the Company’s investment in bonds and 0.4% and 0.1% of the Company’s total admitted assets at December 31, 2020 and 2019, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2020		2019
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$142,422	11.3%	$178,296	13.6%
50% - 60%	219,925	17.6%	225,057	17.2%
60% - 70%	755,697	60.7%	726,602	55.7%
70% - 80%	128,205	10.3%	159,524	12.2%
80% - 90%	716	0.1%	16,386	1.3%
Total	$1,246,965	100.0%	$1,305,865	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$1,010,887	81.0%	$1,076,806	82.5%
1.25x to 1.5x	113,202	9.1%	92,084	7.1%
1.0x to 1.25x	100,507	8.1%	61,938	4.7%
Less than 1.0x	22,369	1.8%	75,037	5.7%
Not Applicable*	—	—%	—	—%
Total	$1,246,965	100.0%	$1,305,865	100.0%

*Commercial mortgage loans secured by land or construction loans

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2020		As of December 31, 2019
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)

Apartments	$421,984	33.7%	$415,847	31.8%
Hotel/Motel	53,285	4.3%	56,851	4.4%
Industrial	185,191	14.9%	203,933	15.6%
Mixed Use	10,723	0.9%	11,221	0.9%
Office	168,720	13.5%	163,111	12.5%
Other	59,699	4.8%	61,881	4.7%
Retail	347,361	27.9%	393,021	30.1%
Total	$1,246,963	100.0%	$1,305,865	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2020		As of December 31, 2019
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)

Pacific	$345,287	27.6%	$359,156	27.5%
South Atlantic	255,652	20.5%	252,507	19.3%
West South Central	94,896	7.6%	106,093	8.1%
East North Central	155,598	12.5%	156,866	12.0%
Middle Atlantic	154,115	12.4%	168,551	12.9%
Mountain	147,888	11.9%	166,542	12.8%
West North Central	39,584	3.2%	41,760	3.2%
New England	39,193	3.1%	42,779	3.3%
East South Central	14,752	1.2%	11,611	0.9%
Total	$1,246,965	100.0%	$1,305,865	100.0%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2020	2019
	(In Thousands)
2020	$60,901	$—
2019	82,354	87,700
2018	169,524	188,764
2017	110,603	123,231
2016	148,970	152,224
2015	131,606	156,277
2014 and prior	543,006	597,669
Total	$1,246,964	$1,305,865

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.    Reserves
At December 31, 2020 and 2019, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	% of Total
December 31, 2020	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	11,574	11,574	5.8
Total with market value adjustment or at fair value	—	—	11,574	11,574	5.8
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	34,685	—	—	34,685	17.4
Not subject to discretionary withdrawal	152,758	—	—	152,758	76.8
Total gross individual annuities reserves	187,443	—	11,574	199,017	100.0%
Less reinsurance ceded	1,615	—	—	1,615
Total net individual annuities reserves	$185,828	$—	$11,574	$197,402
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$5,504	$—	$—	$5,504	55.9%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	5,504	—	—	5,504	55.9
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	—
Not subject to discretionary withdrawal	4,348	—	—	4,348	44.1
Total gross group annuities reserves	9,852	—	—	9,852	100.0%
Less reinsurance ceded	—	—	—	—
Total net gross annuities reserves	$9,852	$—	$—	$9,852
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	(In Thousands)
Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	98,374	—	—	98,374	9.3
Not subject to discretionary withdrawal	957,866	—	—	957,866	90.7
Total gross deposit type contracts reserves	1,056,240	—	—	1,056,240	100.0%
Less reinsurance ceded	745	—	—	745
Total net deposit type contracts reserves	$1,055,495	$—	$—	$1,055,495
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2019	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
At fair value	$—	$—	$9,899	$9,899	4.6%
Total with market value adjustment or at fair value	—	—	9,899	9,899	4.6
At book value without adjustment (minimal or no charge or adjustment)	52,594	—	—	52,594	24.7
Not subject to discretionary withdrawal	150,760	—	—	150,760	70.7
Total gross individual annuities reserves	203,354	—	9,899	213,253	100.0%
Less reinsurance ceded	1,630	—	—	1,630
Total net individual annuities reserves	$201,724	$—	$9,899	$211,623
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—	$—

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	6,096	—	—	6,096	54.7
Total with market value adjustment or at fair value	6,096	—	—	6,096	54.7
Not subject to discretionary withdrawal	5,049	—	—	5,049	45.3
Total gross group annuities reserves	11,145	—	—	11,145	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$11,145	$—	$—	$11,145
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—	$—
Deposit Type-Contracts (no life contingencies):
At book value without adjustment (minimal or no charge or adjustment)	$74,403	$—	$—	$74,403	7.7%
Not subject to discretionary withdrawal	886,615	—	—	886,615	92.3
Total gross deposit type contracts reserves	961,018	—	—	961,018	100.0%
Less reinsurance ceded	733	—	—	733
Total net deposit fund liabilities reserves	$960,285	$—	$—	$960,285
Amount with current surrender charge of 5% or more in the current year that will have less than a 5% surrender charge in the year subsequent to the balance sheet year	$—	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2020 and 2019, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2020
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$13,398	$48,973
Universal Life	3,464,871	3,462,809	3,341,754
Universal Life with Secondary Guarantees	1,267,884	1,082,978	5,375,083
Indexed Universal Live	1,858,945	1,674,701	1,516,563
Indexed Universal Life with Secondary Guarantees	126,864	81,558	255,708
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	1,652,357	1,954,735	1,541,812
Variable Life	—	—	—
Variable Universal life	201,053	206,501	188,489
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	5,340,292
Accidental Death Benefits	XXX	XXX	916
Disability- Active Lives	XXX	XXX	21,909
Disability- Disabled Lives	XXX	XXX	44,493
Miscellaneous Reserves	XXX	XXX	2,392,034
Total gross life insurance reserves	8,571,974	8,476,680	20,068,026
Less reinsurance cede	1,511,413	1,513,142	12,397,110
Total net general account life insurance reserves	$7,060,561	$6,963,538	$7,670,916

Separate Account with Guarantees
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Live	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	—	—	—
Variable Life	—	—	—
Variable Universal life	—	—	—
Miscellaneous Reserves	—	—	—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability- Active Lives	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—
Total gross life insurance reserves	—	—	—
Less reinsurance cede	—	—	—
Total net separate account with guarantees life insurance reserves	$—	$—	$—

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Live	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	—	—	—
Variable Life	—	—	—
Variable Universal life	$1,613,413	$1,584,624	$1,608,281
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability- Active Lives	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—
Total gross life insurance reserves	1,613,413	1,584,624	1,608,281
Less reinsurance cede	—	—	—
Total net separate account with nonguaranteed life insurance reserves	$1,613,413	$1,584,624	$1,608,281

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account			Separate Account- Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2019
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$15,031	$49,659	$—	$—	$—
Universal Life	3,562,320	3,553,106	3,431,232	—	—	—
Universal Life with Secondary Guarantees	1,292,246	1,077,266	5,166,709	—	—	—
Indexed Universal Live	1,650,736	1,449,281	1,225,742	—	—	—
Indexed Universal Life with Secondary Guarantees	112,091	66,273	214,164	—	—	—
Other Permanent Cash Value life Insurance	1,688,486	2,003,556	1,585,355	—	—	—
Variable Universal life	187,844	195,990	178,716	1,474,774	1,438,375	1,467,209
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	5,856,051	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	1,067	XXX	XXX	—
Disability- Active Lives	XXX	XXX	14,491	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	44,814	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	2,481,417	XXX	XXX	—
Total gross life insurance reserves	8,493,723	8,360,503	20,249,417	1,474,774	1,438,375	1,467,209
Less reinsurance ceded	1,521,004	1,497,873	12,768,024	—	—	—
Total net life insurance reserves	$6,972,719	$6,862,630	$7,481,393	$1,474,774	$1,438,375	$1,467,209

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 are as follows:

	2020		2019
	Gross	Net of Loading	Gross	Net of Loading
	(In Thousands)
Industrial	$—	$—	$—	$—
Ordinary new business	(29,243)	(29,243)	(26,901)	(26,901)
Ordinary renewal	(2,010)	(1,499)	(219,179)	(218,540)
Credit life	—	—	—	—
Group life	32	25	52	45
Group annuity	—	—	—	—
Total	$(31,221)	$(30,717)	$(246,028)	$(245,396)

7.    Employee Benefit Plans
Defined Benefit Plan: Voya Services Company ("VSC") sponsors the Voya Retirement Plan (the “Qualified Plan”) The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). The Qualified Plan operates under a cash balance pension formula where participants earn a credit equal to 4% of eligible pay.  The accrued vested balance is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $0.2, $0.4 and $0.9 for 2020, 2019 and 2018, respectively. VSC is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. VSC matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $0.7, $1.0 and $1.5 for 2020, 2019 and 2018, respectively.

Omnibus Plan: Certain employees of the Company participate in the Voya Financial, Inc. 2013, 2014 and 2019 Omnibus Employee Incentive Plans (the "Omnibus Plans"). The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options. The costs allocated to the Company under these holding company arrangements for employee participation were $1.4, $3.7 and $4.6 for 2020, 2019 and 2018, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $2.5 and $2.7 for the years ended December 31, 2020, and 2019, respectively.

As of August 1, 2009, Voya's Post Retirement Welfare (“PRW”) Plans are no longer eligible for the Medicare Retiree Drug Subsidy ("RDS") that was being shared with retirees and beneficiaries.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly health reimbursement arrangement ("HRA") contribution.

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2020	2019	2020	2019
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$17,849	$16,398
Interest cost	—	—	580	706
Actuarial loss (gain)	—	—	1,624	2,276
Benefits paid	—	—	(1,428)	(1,531)
Benefit obligation at end of year	$—	$—	$18,625	$17,849

Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$208	$214
Interest cost	—	—	6	8
Contribution by plan participants	—	—	1	27
Actuarial loss (gain)	—	—	8	8
Benefits paid	—	—	(19)	(49)
Benefit obligation at end of year	$—	$—	$204	$208

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—
Reporting entity contribution	1,428	1,531	18	22
Plan participants' contributions	—	—	1	27
Benefits paid	(1,428)	(1,531)	(19)	(49)
Business combinations, divestitures and settlements	—	—	—	—
Fair value of plan assets at end of year	$—	$—	$—	$—
The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
	(In Thousands)
Components:
Prepaid benefit costs	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—
Accrued benefit costs	11,906	10,999	1,861	2,154
Liability for pension benefits	6,719	6,850	(1,655)	(1,944)

Assets and Liabilities recognized:
Assets (nonadmitted)	$—	$—	$—	$—
Liabilities recognized	18,624	17,849	205	208

Unrecognized liabilities	$—	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
	(In Thousands)
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	580	706	668	6	8	8
Expected return on plan assets	—	—	—	—	—	—
Transition asset or obligation	577	577	577	—	—	—
Gains and losses	1,178	534	952	(171)	(190)	(205)
Prior service cost or credit	—	—	(27)	(111)	(111)	(111)
Gain or loss recognized due to a settlement or curtailment	—	—	—	—	—	—
Total net periodic benefit cost	$2,335	$1,817	$2,170	$(276)	$(293)	$(308)
The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
	(In Thousands)
Items not yet recognized - prior year	$6,850	$5,685	$7,809	$(1,944)	$(2,253)	$(2,531)
Net transition asset or obligation recognized	(577)	(577)	(577)	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—	—	—
Net prior service cost or credit recognized	—	—	27	111	111	111
Net gain and loss arising during period	1,624	2,276	(622)	8	8	(38)
Net gain and loss recognized	(1,178)	(534)	(952)	171	190	205
Items not yet recognized - current year	$6,719	$6,850	$5,685	$(1,654)	$(1,944)	$(2,253)
The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
	(In Thousands)
Net transition asset or obligation	$—	$577	$1,153	$—	$—	$—
Net prior service cost or credit	—	—	—	(299)	(409)	(520)
Net recognized gains and losses	6,719	6,273	4,532	(1,356)	(1,535)	(1,733)
Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2020 and 2019 were as follows:

	2020	2019
Weighted average discount rate	2.67%	3.36%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 1.98% and 2.96% as of December 31, 2020 and 2019, respectively.

Assumptions used in determining expense for the defined benefit plans as of January 1, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Weighted average discount rate	3.36%	4.46%	3.85%
The weighted-average discount rate used to determine expense of other benefit plans was 2.96%, 4.18%, and 3.64% as of January 1, 2020, 2019, and 2018 respectively.

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 6.50%, decreasing gradually to 4.50% over five years.

The amount of accumulated benefit obligation for defined benefit pension plans was $18.6 and $17.8 as of December 31, 2020 and 2019, respectively.

As part of the Individual Life Transaction referenced in Note 1, the obligations under the nonqualified defined benefit pension plan transferred to VSC. As a result, the Company does not have any regulatory contributions required in 2021, nor does the Company intend to make voluntary contributions in 2021. These obligations are not included in the Individual Life Transaction referenced in Note 1, and therefore the Company does not expect to pay any benefits in future years.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of separate accounts business is as follows:

Non-Guaranteed Separate Accounts
(In Thousands)
December 31, 2020
Premium, consideration or deposits for the year	$47,770

Reserves for separate accounts with assets at:
Fair value	$1,619,856
Total reserves	$1,619,856

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal
With market value adjustment	—
At book value without market value adjustment and with current surrender charge of 5% or more	$—
At fair value	$1,619,856
At book value without market value adjustment and with current surrender charge less than 5%	—
Subtotal	1,619,856
Not subject to discretionary withdrawal	—
Total separate account aggregate reserves	$1,619,856

December 31, 2019
Premium, consideration or deposits for the year	$60,187

Reserves for separate accounts with assets at:
Fair value	$1,477,108
Total reserves	$1,477,108

Reserves for separate accounts by withdrawal characteristics:
At book value without market value adjustment and with current surrender charge of 5% or more	$—
At fair value	$1,477,108
At book value without market value adjustment and with current surrender charge less than 5%	—
Subtotal	$1,477,108
Total separate account aggregate reserves	$1,477,108

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2020 and 2019, the Company reported assets and liabilities from Individual Annuity and Individual Life product lines in separate accounts.

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2020
Individual Life	$11,607	$—
Individual Annuity	1,613,413	$—
	$1,625,020	$—

December 31, 2019
Individual Life	$1,474,774	$—
Individual Annuity	9,911	—
	$1,484,685	$—

Separate account assets for products registered with the SEC totaled $1,548.3 and $1,410.4 as of December 31, 2020 and 2019, respectively. Separate account assets for products not registered with the SEC totaled $76.8 and $74.3; all of which were Private Placement Variable Universal Life Products, as of December 31, 2020 and 2019, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amount in risk charges:

Year ended	Risk Charges
(In Thousands)
2020	$21
2019	21
2018	24
2017	23
2016	24

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company’s general account did not pay any separate account guarantees for the years ended December 31, 2020, 2019 and 2018.

The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Transfers as reported in the summary of operations
of the separate accounts statement:
Transfers to separate accounts	$47,770	$60,187	$64,923
Transfers from separate accounts	(87,269)	(102,981)	(114,459)
Transfers as reported in the summary of operations	$(39,499)	$(42,794)	$(49,536)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2020 and 2019 was $1.6 billion and $1.5 billion, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.    Federal Income Taxes

The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

IIPS of Florida, LLC	Voya Financial Advisors, Inc.
ILICA LLC	Voya Financial Holdings I, LLC
Langhorne I, LLC	Voya Financial Holdings II, LLC
Midwestern United Life Insurance Company	Voya Financial Partners, LLC
Pen-Cal Administrators, Inc.	Voya Financial Products Company, Inc.
Pomona Management LLC	Voya Financial, Inc.
Rancho Mountain Properties, Inc.	Voya Funds Services, LLC
ReliaStar Life Insurance Company	Voya Holdings Inc.
ReliaStar Life Insurance Company of New York	Voya Institutional Plan Services, LLC
Roaring River, LLC	Voya Institutional Trust Company
Roaring River II, Inc.	Voya Insurance Solutions, Inc.
Roaring River IV Holding, LLC	Voya International Nominee Holdings, Inc.
Roaring River IV, LLC	Voya Investment Management Alternative Assets LLC
Security Life Assignment Corp.	Voya Investment Management Co. LLC
Security Life of Denver Insurance Company	Voya Investment Management LLC
Security Life of Denver International Limited	Voya Investment Trust Company
SLD America Equities, Inc.	Voya Investments Distributor, LLC
SLDI Georgia Holdings, Inc.	Voya Investments, LLC
Voya Alternative Asset Management LLC	Voya Payroll Management, Inc.
Voya Benefits Company, LLC	Voya Pomona Holdings LLC
Voya Capital, LLC	Voya Realty Group LLC
Voya Custom Investments LLC	Voya Retirement Advisors, LLC
Voya II Custom Investments LLC	Voya Retirement Insurance and Annuity Company
Voya Special Investments, Inc.	Voya Services Company

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under the intercompany tax sharing agreement, the Company had a (payable)/receivable of $10.7 at December 31, 2020 and $95.6 at December 31, 2019 respectively, to/from Voya Financial, Inc., an affiliate, for federal income taxes.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Federal tax (benefit) expense on operations	$28,557	$(40,582)	$422
Federal tax (benefit) expense on capital gains and losses	1,414	(5,385)	(1,961)
Total current tax expense (benefit) incurred	$29,971	$(45,967)	$(1,539)

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2020 and 2019 are as follows:

	12/31/20			12/31/19			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$310,665	$67,441	$378,106	$250,796	$68,939	$319,735	$59,869	$(1,498)	$58,371
Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	310,665	67,441	378,106	250,796	68,939	319,735	59,869	(1,498)	58,371
Nonadmitted DTAs	70,687	—	70,687	33,289	—	33,289	37,398	—	37,398
Subtotal net admitted DTAs	239,978	67,441	307,419	217,507	68,939	286,446	22,471	(1,498)	20,973
Deferred tax liabilities	170,518	33,293	203,811	139,863	31,662	171,525	30,655	1,631	32,286
Net admitted DTA (DTL)	$69,460	$34,148	$103,608	$77,644	$37,277	$114,921	$(8,184)	$(3,129)	$(11,313)

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2020 and 2019 are as follows:

		12/31/2020			12/31/2019			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	69,460	34,148	103,608	71,001	43,920	114,921	(1,541)	(9,772)	(11,313)
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	77,513	67,441	144,954	72,114	68,939	141,053	5,399	(1,498)	3,901
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	103,607	XXX	XXX	114,921	XXX	XXX	(11,314)
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	170,518	33,293	203,811	146,506	25,019	171,525	24,012	8,274	32,286
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$239,978	$67,441	$307,419	$217,507	$68,939	$286,446	$22,471	$(1,498)	$20,973

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2020	2019
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	831.9%	824.6%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$811,323	$881,130

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2020		12/31/2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$310,665	$67,441	$250,796	$68,939	$59,869	$(1,498)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	50.63%	0.00%	54.07%	0.00%	(3.44)%
Net Admitted Adjusted Gross DTAs	$239,978	$67,441	$217,507	$68,939	$22,471	$(1,498)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	50.63%	0.00%	63.71%	0.00%	(13.08)%

The Company’s tax planning strategies do not include the use of reinsurance.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2020	12/31/2019	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$1,187	$1,370	$(183)
Unearned premium reserve	1	1	—
Policyholder reserves	99,103	81,202	17,901
Investments	122,668	93,017	29,651
Deferred acquisition costs	73,550	40,230	33,320
Policyholder dividends accrual	1,061	1,139	(78)
Compensation and benefits accrual	543	800	(257)
Pension accrual	5,019	4,926	93
Receivables - nonadmitted*	2,372	352	2,020
Net Operating loss carry-forward	1,198	26,569	(25,371)
Tax credit carry-forward	482	329	153
Other (including items <5% of total ordinary tax assets)	3,481	861	2,620
Subtotal	310,665	250,796	59,869
Nonadmitted	70,687	33,289	37,398
Admitted ordinary deferred tax assets	$239,978	$217,507	$22,471
Capital:
Investments	$67,441	$68,939	$(1,498)
Subtotal	67,441	68,939	(1,498)
Nonadmitted	—	—	—
Admitted capital deferred tax assets	67,441	68,939	(1,498)
Admitted deferred tax assets	$307,419	$286,446	$20,973

Deferred Tax Liabilities
Ordinary:
Investments	$114,546	$73,887	$40,659
Deferred and uncollected premiums	1,525	1,374	151
Policyholder reserves	47,293	50,854	(3,561)
Interest on surplus notes	7,136	13,727	(6,591)
Other (including items <5% of total ordinary tax liabilities)	18	21	(3)
Subtotal	$170,518	$139,863	$30,655
Capital:
Investments	$33,293	$31,662	$1,631
Subtotal	33,293	31,662	1,631
Total deferred tax liabilities	$203,811	$171,525	$32,286

Net deferred tax assets/liabilities	$103,608	$114,921	$(11,313)

* Includes other nonadmitted assets

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

		Year Ended December 31
		2020			2019		2018
		Amount	Effective Tax Rate		Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary (loss) income		$(8,463)			$(267,613)		$(64,783)
Capital (losses) gains		(8,299)			(4,817)		1,422
Total pretax (loss) income		(16,762)			(272,430)		(63,361)
Expected tax (benefit) expense at 21% for 2020, 2019 for 2018		(3,520)	21.0%		(57,210)	21.0%	(13,306)	21.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(905)	5.4%		(1,057)	0.4%	(1,832)	2.9%
b.	Interest maintenance reserve	2,796	(16.6)%		4,114	(1.5)%	3,516	(5.5)%
c.	Reinsurance	(7,248)	43.2%		13,559	(5.0)%	(3,994)	6.4%
d.	Interest in limited liability company	—	—%		303	(0.1)%	278	(0.4)%
e.	Prior year tax	—	—%		—	—%	(695)	1.1%
f.	Other	1,067	(6.4)%		(929)	0.3%	—	—%
Total income tax reported		$(7,810)	46.6%	0.466	$(41,220)	15.1%	$(16,033)	25.3%

Current income taxes incurred		$29,971	(178.8)%		$(45,967)	16.8%	$(1,539)	2.4%
Change in deferred income tax*		(37,781)	225.4%		4,747	(1.7)%	(14,494)	22.9%
Total income tax reported		$(7,810)	46.6%	0.466	$(41,220)	15.1%	$(16,033)	25.3%
* Excluding tax on unrealized gains (losses) and other surplus items.

As of December 31, 2020, the Company's tax credit and net operating loss carryforward originated and expires as follows:

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Tax Credit	2015	2035	$1

Foreign Tax Credit	2018	2028	166
Foreign Tax Credit	2019	2029	172
Foreign Tax Credit	2020	2030	143
Total Foreign Tax Credit			$481

Net Operating Loss	2016	2031	$2,908
Net Operating Loss	2017	2032	728
Net Operating Loss	2018	-	22,995
Net Operating Loss	2019	-	100,968
Net Operating Loss	2020	-	(121,895)
Total Net Operating Loss Carry Forward			5,704

The Company received a refund of its entire alternative minimum tax credit recoverable of $83.6 as of December 31, 2020. The Company had an alternative minimum tax credit recoverable of $83.6 as of December 31, 2019. During the period ended December 31, 2020, Voya Financial, Inc. contributed its alternative minimum tax credit recoverable of $83.6 to the Company. During the period ended December 31, 2019, Voya Financial, Inc. contributed its alternative minimum tax credit recoverable of $167.0 to the Company.

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2020, 2019 and 2018.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2020 and 2019.

The Company has no unrecorded tax liability as of December 31, 2020 and 2019.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2020 and 2019 are as follows:

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2020
Fixed Credit at time of Purchase	AL	$45	$—
Total State Tax Credits		$45	$—

December 31, 2019
Fixed credit at time of purchase	NC	$184	$195
Fixed credit at time of purchase	AL	60	—
Total State Tax Credits		$244	$195

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2020 or 2019.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable tax credits.

The Company did not recognize an impairment loss on state transferable and non-transferable tax credits for the year ended December 31, 2020 and 2019, respectively.

The Company had no unrecognized tax contingencies as of December 31, 2020 and 2019, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statement of operations, respectively. The Company had no accrued interest or penalties as of December 31, 2020, 2019 and 2018.

For the tax years 2017 through 2020, Voya Financial, Inc. participates in the IRS Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial, Inc. for the period ended December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge (Bridge) phase of CAP. In the Bridge phase, the IRS does not intend to conduct any review, or provide any letters of assurance for the tax year.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Coronavirus Aid, Relief, and Economic Security ("CARES") Act, which became effective on March 27, 2020 and the Consolidated Appropriations Act, which became effective on December 27, 2020, have not had any material impact on corporate income taxes.

10.    Investment in and Advances to Subsidiaries

The Company has one wholly owned insurance subsidiary at December 31, 2020, Midwestern United Life Insurance Company (“Midwestern”). The Company also has two wholly owned non-insurance subsidiaries, SLD America Equities, Inc. (“SAE”), and Roaring River IV Holding, LLC ("RR4H"). RR4H has one wholly owned insurance subsidiary, Roaring River IV, LLC ("RRIV"). RR4H and RRIV were created on August 6, 2013. As of December 31, 2020, the Company's book adjusted carrying value of RR4H is $71.8.

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2020	2019
	(In Thousands)
Common stock (cost - $41,246 in 2020 and $41,246 in 2019)	$148,298	$145,122
Limited liability companies (cost - $196,682 in 2020 and $195,243 in 2019)	71,846	70,828
Total investment in subsidiaries	$220,144	$215,950

At December 31, 2020 and 2019, the Company had no amounts nonadmitted related to its investment in SCA entities.

The Company carries its investment in SAE at $1.9. On July 27, 2020 the Company submitted the required Sub-2 filing for SAE with a valuation amount of $1.9 as of December 31, 2019. The NAIC confirmed the valuation on September 22, 2020.

The Company does not have any investments for which the audited equity reflects a departure from NAIC SSAP.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2020	2019	2018
	(In Thousands)
Revenues	$15,974	$18,079	$24,341
Income before net realized gains on investments	3,892	19,584	777
Net income (loss)	2,473	9,506	1,044
Admitted assets	305,531	304,294	308,314
Liabilities	83,904	88,344	103,696

On August 6, 2013, the Company created RR4H, a wholly owned non-insurance company subsidiary. On the same date, RRIV, a wholly owned subsidiary of RR4H, was created pursuant to the laws of the State of Missouri. On December 31, 2013, RRIV received its licensure as a special purpose financial captive reinsurance company (“Captive”), from the Missouri Department of Insurance. The following table summarizes key financial information related to RR4H and RRIV:

	December 31
	2020	2019	2018
	(In Thousands)
Carrying Value of RR4H	$71,846	$70,828	$74,542
Contributed Capital to RR4H	$1,439	304	4,144
Return of Capital from RR4H	—	—	—
Contributed Capital from RR4H to RRIV	1,439	6,304	4,144
Return of Capital from RRIV to RR4H	—	—	—
Ceded Premium to RRIV	24,308	25,136	27,029
Ceded Reserves to RRIV	1,435,723	1,391,098	1,319,566
Ceded Insurance In Force to RRIV	2,877,330	2,995,044	3,075,914

The Captive was created to provide reinsurance to the Company in order to facilitate the financing of excess reserve requirements associated with Regulation XXX or Actuarial Guideline 38 – The Application of the Valuation of Life Insurance Policies Model Regulation (“AG 38”).

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

11.    Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

Effective October 1, 2019, the Company ceded certain life business to New Re, a Swiss reinsurer being part of the Munich Re Group and a certified reinsurer in the state of Colorado. The Company ceded $1,552.9 in premiums to New Re; the approximate effects of the transaction on the Company’s 2019 financial statements was a decrease in pre-tax income of $9.2 and an increase in surplus of $88.3; the result of a deferred gain.

Effective December 31, 2018 the Company and it's affiliate ReliaStar Life Insurance Company ("RLI") entered into an Automatic Retrocession Agreement whereby the Company assumed certain life insurance business from RLI on a modified coinsurance basis. The Company assumed $872.8 in premiums from RLI; the approximate effects of the transaction on the Company’s 2018 financial statements was an increase in pre-tax loss $51.0 and a decrease in surplus of $51.0.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2020	2019	2018
	(In Thousands)
Premiums	$853,920	$3,739,770	$1,984,087
Benefits paid or provided	1,505,956	2,106,654	2,181,516
Policy and contract liabilities at year end	12,941,771	13,404,047	11,426,497

The Company does not have any reinsurance agreement in effect under which the reinsurer may unilaterally cancel the agreement.

Assumed premiums amounted to $0.4 billion, $1.8 billion and $2.6 billion for 2020, 2019 and 2018, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company estimates that an aggregate reduction in surplus of $7.4 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2020. The amount estimated as of December 31, 2019 and 2018 was $7.7 billion and $7.5 billion, respectively.

The amount of reinsurance credits taken by the Company for new agreements executed or existing agreements amended during 2020 which include policies or contracts which were in force or which had existing reserves established by the Company as of the effective date of the agreement is $0.0.

12.    Capital and Surplus
Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1.5. Additionally, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the lesser of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. An extraordinary dividend or distribution cannot be paid without the prior approval of the Colorado Division of Insurance.
The Company's surplus notes as of December 31, 2020 are as follows:

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year*	Unapproved Interest And/Or Principal
12/21/1994	1.19%	$100,000	Y	$40,000	$20,000	$20,064
12/19/2000	1.19%	100,000	Y	26,013	13,006	13,325
4/15/2017	1.28%	61,000	Y	61,000	61,000	165
4/15/2018	1.73%	62,000	Y	62,000	62,000	226
4/15/2019	1.53%	63,000	Y	63,000	63,000	203
XXX	XXX	$386,000	XXX	$252,013	$219,006	$33,983

Current year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider).	Current Year Principal Paid	Life-To-Date Principal Paid	Date of Maturity
$19,474	$71,720	—%	$20,000	$80,000	4/15/2021
$12,937	47,689	—%	13,006	86,994	4/15/2021
$1,366	6,218	—%	—	—	4/15/2042
$1,668	5,229	—%	—	—	4/15/2043
$1,569	2,655	—%	—	—	4/15/2044
$37,014	$133,511	XXX	$33,006	$166,994	XXX

Are Surplus Note payments contractually linked? (Y/N)	Surplus Note payments subject to administrative offsetting provisions? (Y/N)	Were Surplus Notes proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party (Y/N)	Type of Assets Received Upon Issuance
N	N	N	N
N	N	N	N
N	N	N	N
N	N	N	N
N	N	N	N
XXX	XXX	XXX	XXX	XXX

Principal Amount of Assets Received Upon Issuance	Book/Adjusted Carry Value of Assets	Is Liquidity Source a Related Party to the Surplus Note Issuer? (Y/N)
$—	$—	N
—	—	N
—	—	N
—	—	N
—	—	N
$—	$—	XXX
The Company has five surplus notes which are owned by a related party, SLDI Georgia Holdings, Inc., with a carrying and par value of 20000000, 13006374, $61.0, $62.0, and $63.0 as of December 31, 2020. The two original surplus notes were issued to the Company’s parent, Voya Financial, Inc., and on January 1, 2001, were assigned to an

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

affiliate, Voya Holdings. On November 24, 2009, the surplus notes transferred beneficial ownership from Voya Holdings to SLDI Georgia Holdings, Inc.

The first surplus note was issued in 1994, and the second one was issued in 2000. The terms of each surplus note allow the Company to draw up to $100.0 at its discretion. The draw down period for the first surplus note ends on April 15, 2021, and for the second surplus note ends on April 15, 2021. The surplus notes bear interest at a variable rate equal to the prevailing rate for 10 year U.S. Treasury bonds plus 0.25%, adjusted annually. The principal sum plus accrued interest shall be repaid in five annual installments beginning April 15, 2017 and continuing through April 15, 2021 (“Repayment Period”). The repayment amount shall be determined and adjusted annually on the last day of December, commencing December 31, 2016, and shall be an amount calculated to amortize any unpaid principal plus accrued interest over the years remaining in the Repayment Period. Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Colorado Insurance Commissioner. Principal and interest paid for the years ended December 31, 2020, 2019, and 2018 was 65417131.44 , $30.7, and 29.0, respectively. The amount of unapproved interest and/or principal associated with the first surplus note is $20.1, $38.5, and $54.3 as of December 31, 2020, 2019, and 2018, respectively. The amount of the unapproved interest and/or principal associated with the second surplus note is $13.3, $25.6, and $36.1 as of December 31, 2020, 2019, and 2018, respectively.

The third surplus note was issued in 2017. The surplus note has a principal amount of $61.0 and a maturity date of April 15, 2042. The principal sum is payable at maturity. The surplus notes bear interest at a variable rate equal to the prevailing rate for 10 year U.S. Treasury bonds plus 0.65%, adjusted annually. No principal or interest on the new surplus note can be paid without the prior approval of the Colorado Insurance Commissioner. Principal and interest paid for the years ended December 31, 2020, 2019, and 2018 was 1366400.00, $2.0, $1.9. The amount of the unapproved interest and/or principal associated with the third surplus note is $0.2, $0.4, and $0.4 as of December 31, 2020, 2019, and 2018 respectively.

The fourth surplus note was issued in 2018. The surplus note has a principal amount of $62.0 and a maturity date of April 15, 2043. The principal sum is payable at maturity. The surplus notes bear interest at a variable rate equal to the prevailing rate for 10 year U.S.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Treasury Bonds plus 1.1% adjusted annually. No principal or interest on the new surplus note can be paid without the prior approval of the Colorado Insurance Commissioner. Principal and interest paid for the years ended December 31, 2020 and 2019 was 1667800.00 and $2.3. The amount of the unapproved interest and/or principal associated with the fourth surplus note is $0.2 and $0.5 as of December 31, 2020 and 2019

The fifth surplus note was issued in 2019. The surplus note has a principal amount of $63.0 and a maturity date of April 15, 2044. The principal sum is payable at maturity. The surplus notes bear interest at a variable rate equal to the prevailing rate for 10 year U.S. Treasury Bonds plus 0.90% adjusted annually. No principal or interest on the new surplus note can be paid without the prior approval of the Colorado Insurance Commissioner. Principal and interest paid for the year ended December 31, 2020 was 1568700.00. The amount of the unapproved interest and/or principal associated with the fifth surplus note is $0.2.

On November 19, 2018, the Company received approval for a $167.0 non-cash capital contribution from its parent, Voya Financial, Inc. The capital contribution was in the form of an alternative minimum tax credit recoverable. See Note 9 for more detailed information.

On July 5, 2018, the Company declared an ordinary dividend, in the amount of $52.0, which was paid to Voya Financial, Inc., the Company's parent company, on August 3, 2018, after providing notice to the Colorado Division of Insurance.

See Note 10 for details on the Company's capital transactions with its wholly-owned and indirect subsidiaries.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

13.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2020.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100R, Fair Value (“SSAP No. 100R”). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Fair values for actively traded marketable bonds are determined based upon quoted market prices and are classified as Level 1 assets. Corporate bonds, ABS, U.S. agency bonds, and foreign securities use observable pricing method such as matrix pricing, market corroborated pricing or inputs such as yield curves and indices. These investments are classified as Level 2. All other bonds are classified as level 2 or 3.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 1.12% and 8.00% over the total portfolio. The Company's statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and our own and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock, when carried at the lower of cost or market.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices and London Interbank Offered Rates ("LIBOR") and Overnight Indexed Swap Rates ("OIS"). Effective June 30, 2012, the Company began using the OIS curve for discounting cash flows rather than LIBOR curve for rate derivatives. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds and other invested assets are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company’s Level 3 fair value measurements of its bonds and other invested assets are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred and common stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Cash equivalents and short-term investments: The fair values for cash equivalents and short-term investments are generally determined based on most quoted market prices. These assets are classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1 and Level 2.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS, which are obtained from third party sources and uploaded into the system. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain interest rate swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.

Contract loans: The fair value of contract loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2020:

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$11,840,073	$9,871,996	$508,425	$10,747,468	$584,180
Preferred stock	5,847	5,548	2,222	—	3,625
Common stock	48,589	48,590	—	46,094	2,495
Mortgage loans	1,358,103	1,246,965	—	—	1,358,103
Contract loans	993,451	993,451	—	993,451	—
Other invested assets	67,798	55,372	—	67,798	—
Cash equivalents and short-term investments	22,596	22,357	18,199	4,397	—
Derivatives
Equity contracts	394,404	394,404	—	99,255	295,149
Foreign exchange contracts	801	307	—	801	—
Interest rate contracts	725	672	—	725	—
Separate account assets	1,625,020	1,625,019	1,597,593	27,427	—
Total Assets	$16,357,407	$14,264,681	$2,126,439	$11,987,416	$2,243,552

Liabilities:
Supplementary contracts and immediate annuities	$31,939	$19,440	$—	$—	$31,939
Deposit type contracts	1,155,753	1,080,451	—	1,155,753	—
Derivatives
Equity contracts	61,922	61,922	—	61,922	—
Foreign exchange contracts	3,595	3,961	—	3,595	—
Interest rate contracts	5,751	1,874	—	5,751	—
Total return swaps	44,592	44,592	—	—	44,592
Total Liabilities	$1,303,552	$1,212,240	$—	$1,227,021	$76,531

The Company did not have any financial instruments for which it was not practicable to estimate the fair value or measured and reported at net asset value ("NAV") at December 31, 2020.

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2019:

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$10,600,237	$9,362,181	$365,704	$9,806,110	$428,423
Preferred stock	43,384	39,277	2,090	3,173	38,121
Common stock	48,911	48,911	—	42,437	6,474
Mortgage loans	1,391,317	1,305,865	—	—	1,391,317
Contract loans	999,113	999,113	—	999,113	—
Other invested assets	59,291	49,736	—	59,245	46
Cash equivalents and short-term investments	31,929	31,930	31,929	—	—
Derivatives
Equity contracts	254,199	254,199	—	52,252	201,947
Foreign exchange contracts	1,209	678	—	1,209	—
Interest rate contracts	642	610	—	642	—
Separate account assets	1,484,685	1,484,685	1,454,639	30,046	—
Total Assets	$14,914,917	$13,577,185	$1,854,362	$10,994,227	$2,066,328

Liabilities:
Supplementary contracts and immediate annuities	$30,515	$21,493	$—	$—	$30,515
Deposit type contracts	1,063,313	997,972	—	1,063,256	57
Derivatives
Equity contracts	20,263	20,263	—	20,263	—
Foreign exchange contracts	704	720	—	704	—
Interest rate contracts	7,332	11	—	7,332	—
Total return swaps	46,953	46,953	—	—	46,953
Total Liabilities	$1,169,080	$1,087,412	$—	$1,091,555	$77,525

The Company did not have any financial instruments for which it was not practicable to estimate the fair value or measured and reported at NAV at December 31, 2019.

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2020:

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$—	$46,094	$2,495	$48,589
Derivatives
Equity contracts	—	99,255	295,149	394,404
Interest rate contracts	—	672	—	672
Separate account assets	1,597,593	27,427	—	1,625,020
Total assets	$1,597,593	$173,448	$297,644	$2,068,685

Liabilities:
Deposit type contracts	$—	$142,770	$—	$142,770
Derivatives
Credit contracts	—	—	—	—
Equity contracts	—	61,922	—	61,922
Foreign exchange contracts	—	760	—	760
Interest rate contracts	—	1,874	—	1,874
Total return swap	—	—	44,592	44,592
Total liabilities	$—	$207,326	$44,592	$251,918

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$—	$42,437	$6,474	$48,911
Derivatives
Equity contracts	—	52,252	201,947	254,199
Interest rate contracts	—	610	—	610
Separate account assets	1,454,639	30,046	—	1,484,685
Total assets	$1,454,639	$125,345	$208,421	$1,788,405

Liabilities:
Deposit type contracts	$—	$133,583	$—	$133,583
Derivatives
Equity contracts	—	20,263	—	20,263
Foreign exchange contracts	—	325	—	325
Interest rate contracts	—	11	—	11
Total return swaps	—	—	46,953	46,953
Total liabilities	$—	$154,182	$46,953	$201,135

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2020:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Common Stock	$6,474	$—	$—	$(1,743)	$(3,500)	$2,040	$—	$—	$(775)	$2,496
Derivatives
Equity contracts	201,947	—	—	3,020	82,391	57,715	—	(49,923)	—	295,150
Total return swaps	(46,953)	—	—	4,901	(2,539)	—	—	—	—	(44,591)
Total	$161,468	$—	$—	$6,178	$76,352	$59,755	$—	$(49,923)	$(775)	$253,055

There were no transfers in and out of Level 3 during the year ended December 31, 2020. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2019:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Common Stock	$2,319	$—	$—	$(4,433)	$1,641	$6,947	$—	$—	$—	$6,474
Derivatives
Equity contracts	83,141	—	—	(523)	111,301	45,403	—	(37,375)	—	201,947
Total return swaps	(37,516)	—	—	4,846	(14,283)	—	—	—	—	(46,953)
Total	$47,944	$—	$—	$(110)	$98,659	$52,350	$—	$(37,375)	$—	$161,468

There were no transfers in and out of Level 3 during the year ended December 31, 2019. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

14.Commitments and Contingencies
Guarantee Agreements: The Company guarantees certain contractual policy claims of its subsidiary, Midwestern. In the unlikely event that Midwestern was unable to fulfill its

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations. Any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company’s future operations or financial position. The Company recorded a liability of $0.0 related to this guarantee as of December 31, 2020 and 2019. The Company was not required to make any payments related to this guarantee during the years ended 2020 and 2019.
The following table shows an aggregate compilation of the Company’s guarantees as of December 31, 2020 (in thousands):

Maximum Potential of Required Future Payments	$38,856

Current Liability Recognized:
Noncontingent liabilities	$—
Contingent liabilities	—

Ultimate Impact if Action Required Under Guarantee:
Subsidiary policy claim guarantee - Midwestern	$38,856
Other	—
Total	$38,856

Operating Leases: The Company is party to certain cost sharing agreements and service agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred minimal rent expense during years ended December 31, 2020, 2019 and 2018 under this cost-sharing methodology.

Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. Such litigation includes Zhou v. Voya Financial, Inc. and Security Life of Denver (USDC District of Colorado, No. 1:19-cv-02781)(filed September 27, 2019), a putative class action in which the plaintiff alleges that the Company did not properly administer certain universal life insurance policies. The plaintiff claims that the Company did not timely credit interest earned on the payment of her premiums and incorrectly calculated the amount of interest that the Company credited to her account. In addition to the class allegations, the lawsuit alleges breach of contract and conversion and seeks declaratory and

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

injunctive relief. On December 14, 2020, the court granted the plaintiff’s breach of contract claim as to the plaintiff individually. The Company continues to deny the allegations and intends to defend the case vigorously.

In addition, the life insurance industry, including the Company, has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company's operations or financial position. This litigation includes Barnes v. Security Life of Denver (USDC District of Colorado, No. 1:18-cv-00718) (filed March 27, 2018), a putative class action in which the plaintiff alleges that his insurance policy only permitted the Company to rely upon his expected future mortality experience to establish and increase his cost of insurance, but the Company instead relied upon other, non-disclosed factors to do so. Plaintiff alleges breach of contract and conversion claims against the Company and also seeks declaratory relief. The Company denies the allegations in the complaint, believes the complaint to be without merit, and intends to defend the matter vigorously. This litigation also includes Advance Trust & Life Escrow Services, LTA v. Security Life of Denver (USDC District of Colorado, No. 1:18-cv-01897) (filed July 26, 2018), a putative class action in which Plaintiff alleges that two specific types of universal life insurance policies only permitted the Company to rely upon the policyholder’s expected future mortality experience to establish and increase the cost of insurance, but the Company instead relied upon other, non-disclosed factors not only in the administration of the policies over time, but also in the decision to increase insurance costs beginning in approximately October 2015. Plaintiff alleges a breach of contract and seeks class certification. The Company denies the allegations in the complaint, believes the complaint to be without merit, and intends to defend the lawsuit vigorously.

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $36.5 and $36.9 at December 31, 2020 and 2019, respectively. The Company is also committed to provide additional capital contributions of $218.4 and $274.6 at December 31, 2020 and 2019, respectively, in partnerships.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

15.Financing Agreements

The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires July 1, 2025, the Company and Voya Financial, Inc. can borrow up to 3% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Effective January 2014, interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received interest income of 118777, $0.2 and $0.2 for the years ended December 31, 2020, 2019 and 2018, respectively.

There was minimal interest expense incurred on borrowed money for the years ended December 31, 2020, 2019, and 2018, respectively.

As of December 31, 2020 and 2019, the Company had no outstanding receivable and no outstanding payable in either period from Voya Financial, Inc. under the reciprocal loan agreement.

As of December 31, 2020, the Company is the beneficiary of letters of credit totaling $1.3 billion. The terms of the letters of credit provide for automatic renewal upon anniversary unless otherwise canceled or terminated by the ceding company or the letter of credit provider.

16.Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

with investment management services. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $77.6, $18.1 and $17.6, respectively.

Service Agreements: The Company has entered into an inter-insurer services agreement with its U.S. insurance company affiliates and other affiliates (collectively, the "affiliates") whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. For the years ended December 31, 2020, 2019 and 2018 expenses were incurred in the amounts of $2.4, $6.3 and $17.6, respectively.

The year ended December 31, 2020, the Company received derivative trades of $44.6 from Voya Financial, Inc. As of December 31, 2020, the Company also transferred investment securities of $53.6 and $68.6 to Voya Retirement Insurance and Annuity Company ("VRIAC") and Roaring River, LLC ("RR"), respectively.

The Company has entered into a services agreement with VSC whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $72.7, $64.5 and $71.4, respectively.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

17. Accident and Health Contracts

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	December 31
	2020	2019
	(In Thousands)
Balance at January 1	$369,079	$344,120
Less reinsurance recoverables	974	956
Net balance at January 1	368,105	343,164

Incurred related to:
Current year	—	159,588
Prior years	(296,809)	1,749
Total incurred	(296,809)	161,337

Paid related to:
Current year	—	76,067
Prior years	72,561	60,329
Total paid	72,561	136,396

Net balance at December 31	(1,265)	368,105
Plus reinsurance recoverables	1,265	974
Balance at December 31	$—	$369,079

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the balance sheet.

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

As a result of a modified coinsurance reinsurance agreement, the entire claim liability is held by the Company, while only 20% of the paid claims remain on the Company's financial statements. Incurred and paid claims are presented net of reinsurance. This agreement ended when reserves were recaptured by ReliaStar Life Insurance Company ("RLI"), an affiliate, on January 1, 2020.

The Company currently does not actively write any health insurance premium subject to the Affordable Care Act Risk sharing provisions. As a result, the Company does not have any

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

admitted assets, liabilities or revenue elements under any program regarding the risk sharing provisions of the Affordable Care Act for the reporting periods ended December 31, 2020, 2019, and 2018.

18.    Subsequent Events

The Company has evaluated all events occurring after December 31, 2020 through April 5 2021, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the statutory-basis financial statements. No other material subsequent events were noted other than those already disclosed.

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., closed a transaction with Resolution Life US for the sale of Voya Financial, Inc.'s life insurance and legacy non-retirement annuity businesses and related assets. See Note 1 for more details.

Supplementary Information

Report of Independent Auditors on Supplementary Information

The Board of Directors and Stockholder
Security Life of Denver Insurance Company

We have audited, in accordance with auditing standards generally accepted in the United States of America, the statutory-basis financial statements of Security Life of Denver Insurance Company (the Company) for each of the three years in the period ended December 31, 2020, and have issued an adverse opinion with respect to conformity with U.S. generally accepted accounting principles and an unmodified opinion with respect to conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado thereon dated April 5, 2021. Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The accompanying supplemental schedule of selected statutory-basis financial data, supplemental schedule of life and health reinsurance disclosures and supplemental investment disclosures are presented to comply the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.

Philadelphia, Pennsylvania
April 5, 2021

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2020
(In Thousands)

Investment Income Earned:
U.S. government bonds	$20,726
Other bonds (unaffiliated)	429,121
Preferred stocks (unaffiliated)	1,087
Common stocks (unaffiliated)	1,963
Mortgage loans	61,082
Contract loans	50,107
Cash on hand and on deposit	78
Short-term investments	279
Other invested assets	65,039
Derivative instruments	9,903
Aggregate write-ins for investment income	1,581
Gross investment income	$640,966

Mortgage Loans (Book Value):
Commercial mortgages	$1,246,965
Total mortgage loans	$1,246,965

Mortgage Loans by Standing (Book Value):
Good standing	$1,225,030
Good standing with restructured terms	21,026
Foreclosure in process	910
Total mortgage loans by standing	$1,246,965

Other long-term assets (statement value)	$349,845

Contract loans	$993,451

Bonds and Stocks of Parents, Subsidiaries and Affiliates (Book Value):
Bonds	$65,474

Common stocks	$148,298

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2020
(In Thousands)

Bonds and Short-term Investments by NAIC Designation and Maturity:
Bonds and Short-term Investments by Maturity (Statement Value):
Due within 1 year or less	$146,594
Over 1 year through 5 years	1,047,746
Over 5 years through 10 years	2,154,076
Over 10 years through 20 years	3,315,179
Over 20 years	3,212,558
Total by maturity	$9,876,153

Bonds and Short-term Investments by NAIC Designation (Statement Value):
NAIC 1	$5,128,021
NAIC 2	4,232,141
NAIC 3	390,693
NAIC 4	112,838
NAIC 5	11,424
NAIC 6	1,036
Total by NAIC Designation	$9,876,153

Total bonds and short-term investments publicly traded	$6,301,974

Total bonds and short-term investments privately placed	$3,574,179

Preferred stocks (statement value)	$5,548

Common stocks, including subsidiaries (market value)	$196,887

Short-term investments (book value)	$4,157

Cash equivalents	$18,199

Financial options owned (statement value)	$394,404

Financial options written and in force (statement value)	$(61,922)

Financial collar, swap and forward agreements open (statement value)	$(49,447)

Financial futures contracts open (current value)	$—

Cash on deposit	$216,196

Life Insurance in Force:
Industrial	$98,512
Ordinary	265,246,352
Group life	57,475
Total life insurance in force	$265,402,339

Amount of accidental death insurance in force under ordinary policies	$169,361

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2020
(In Thousands)

Life Insurance Policies with Disability Provisions in Force:
Ordinary	$467,974
Group life	$—

Supplementary Contracts in Force:
Ordinary-not involving life contingencies:
Amount on deposit	$100,566
Amount of income payable	$34
Ordinary-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$453
Group-not involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—
Group-involving life contingencies:
Amount on deposit	$—
Amount of income payable	$—

Annuities:
Ordinary:
Immediate-amount of income payable	$8,503
Deferred-fully paid account balance	$12,023
Deferred-not fully paid account balance	$2,219
Group:
Amount of income payable	$1,284
Fully paid account balance	$47
Not fully paid account balance	$—

Accident and Health Insurance Premiums in Force:
Ordinary	$—
Group	$—

Deposit Funds and Dividend Accumulations:
Deposit funds-account balance	$45,548
Dividend accumulations-account balance	$5,147

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2020
(In Thousands)

Claim payments for the years ended December 31:
Group accident and health:
2020	$—

2019	$70,544

2018	$752

2017	$—

2016	$—

Prior	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Supplemental Schedule of Life and Health Reinsurance Disclosures
December 31, 2020
(In Thousands)
The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

Reinsurance Credit:

The Company does not have any reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements (“A-791”), that includes a provision that limits the reinsurer’s assumption of significant risks identified in A-791.

The Company does not have any reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) that is not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contains the following features which may result in delays in payment in form or in fact:

•Provisions which permits the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety days(90) days of the settlement date(unless there is no activity during the period).
•Payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

The Company does not have reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, that meets the risk transfer requirements of SSAP No. 61R.

The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements that was accounted differently under SAP or U.S. GAAP.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

I.Investment Risks Interrogatories
The Company’s total admitted assets (excluding separate account assets) as reported on page two of its Annual Statement for the year ended December 31, 2020 is $13.9 billion.

1.Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) contract loans:

		Investment Category		Percentage of Total Admitted Assets*
	Issuer		Amount

i.	MIDWESTERN UNITED LIFE INSURANCE COMPANY	COMMON STOCK	$146,364	1.1
ii.	WALT DISNEY CO	BONDS	94,237	0.7
iii.	AT&T INC	BONDS	70,377	0.5
iv.	HALLIBURTON COMPANY	BONDS	58,022	0.4
v.	RAYTHEON TECHNOLOGIES CORPORATION	BONDS	55,915	0.4
vi.	UNITEDHEALTH GROUP INC	BONDS	49,991	0.4
vii.	FEDERAL HOME LOAN BANK OF TOPEKA	COMMON STOCK	46,094	0.3
viii.	BRITISH TELECOMMUNICATIONS PLC	BONDS	44,699	0.3
ix.	VODAFONE GROUP PLC	BONDS	43,287	0.3
x.	VERIZON COMMUNICATIONS INC	BONDS	42,573	0.3

2.    The Company’s total admitted assets held in bonds and short term investments (excluding reciprocal borrowings) and preferred stocks, by NAIC designation at December 31, 2020, are:

Bonds			Preferred Stocks
NAIC Designation	Amount	Percentage of Total Admitted Assets*	NAIC Designation	Amount	Percentage of Total Admitted Assets*
NAIC-1	$5,128,021	37.0	P/RP-1	$3,446	0.0
NAIC-2	4,232,141	30.6	P/RP-2	2,000	—
NAIC-3	390,693	2.8	P/RP-3	—	—
NAIC-4	112,838	0.8	P/RP-4	102	0.0
NAIC-5	11,424	0.1	P/RP-5	—	—
NAIC-6	1,036	0.0	P/RP-6	—	—
	$9,876,153			$5,548

* Excluding separate accounts     110

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

3.    Following are the Company’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 86, including: (i) foreign currency denominated investments of $0 million supporting insurance liabilities denominated in that same foreign currency of $0 million, and excluding (ii) Canadian investments of $252.9 million which includes unhedged currency exposure of $0 as of December 31, 2020):

a.Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		Amount	Percentage of Total Admitted Assets*
i.	Countries designated NAIC-1	$1,748,657	12.6%
ii.	Countries designated NAIC-2	218,954	1.6
iii.	Countries designated NAIC-3 or below	66,031	0.5

b.    Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign designation:

		Amount	Percentage of Total Admitted Assets*
i.	Countries Designated NAIC-1:
	Country: CAYMAN ISLANDS	$542,891	3.9%
	Country: UNITED KINGDOM	318,159	2.3
ii.	Countries Designated NAIC-2:
	Country: MEXICO	80,373	0.6
	Country: INDONESIA	29,948	0.2
iii.	Countries Designated NAIC-3 or Below:
	Country: BARBADOS	19,628	0.1
	Country: TURKEY	11,554	0.1

c.    Aggregate unhedged foreign currency exposure: Not applicable.

d.    Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation: Not applicable.

* Excluding separate accounts     111

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

e.    The two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign designation: Not applicable.

f.    The ten largest non–sovereign (i.e. non–governmental) foreign issues:

	Name	NAIC Designation	Amount	Percentage of Total Admitted Assets*
i.	BRITISH TELECOMMUNICATIONS PLC	2	$44,699	0.3%
ii.	VODAFONE GROUP PLC	2	43,287	0.3
iii.	TELECOM ITALIA CAPITAL SA	3	37,451	0.3
iv.	ASTRAZENECA PLC	2	32,559	0.2
v.	ARTS ET TECHNIQUES DU PROGRES SAS	2	30,400	0.2
vi.	SIEMENS FINANCIERINGSMAATSCHAPPIJ N.V.	1	30,397	0.2
vii.	NORDIC AVIATION CAPITAL DAC	4	30,322	0.2
viii.	TRAFIGURA FUNDING SA	2	30,000	0.2
ix.	EOLICA MESA LA PAZ S DE RL DE CV	2	26,440	0.2
x.	SHELL INTERNATIONAL FINANCE BV	1	25,584	0.2

4.     Assets held in Canadian investments are less than 2.5% of the Company’s total assets.

5.    Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

6.    With respect to equity interests, the Company's admitted assets are as follows:

The ten largest equity interests:

Name of Issuer		Amount	Percentage of Total Admitted Assets*
i.	MIDWESTERN UNITED LIFE INSURANCE COMPANY	$146,364	1.1%
ii.	POMONA CAPITAL IX LP	22,890	0.2
iii.	INSIGHT VENTURE PARTNERS X LP	17,465	0.1
iv.	VERITAS CAPITAL FUND VI LP	15,450	0.1
v.	POMONA VOYA HOLDINGS IV LP	14,835	0.1
vi.	GLOBAL TRANSPORT INCOME FUND LP	12,789	0.1
vii.	NEW MOUNTAIN PARTNERS V	9,018	0.1
viii.	VISTA EQUITY PARTNERS FUND VI LP	8,069	0.1
ix.	THOMA BRAVO FUND XII	7,140	0.1
x.	GREEN EQUITY INVESTORS VII LP	6,699	0.0

* Excluding separate accounts     112

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

7.    Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

The ten largest fund managers:

	Fund Manager	Total Invested	Diversified	Non-Diversified
i.	POMONA CAPITAL	$54,493	$—	$54,493
ii.	FEDERATED GOVERNMENT OBLIGATIONS FUND	18,199	18,199	—
iii.	INSIGHT VENTURE PARTNERS	17,465	—	17,465
iv.	VERITAS CAPITAL	15,450	—	15,450
v.	JPMORGAN ASSET MANAGEMENT	12,789	—	12,789
vi.	THOMA BRAVO	11,319	—	11,319
vii.	VISTA EQUITY PARTNERS	10,414	—	10,414
viii.	GENSTAR CAPITAL PARTNERS	10,151	—	10,151
ix.	NEW MOUNTAIN CAPITAL	9,018	—	9,018
x.	EQT FUNDS MANAGEMENT	8,774	—	8,774

8.    Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

9.    With respect to mortgage loans , the Company’s total admitted assets are as follows:

a.The 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:
* Excluding separate accounts     113

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

Type/Property		Amount	Percentage of Total Admitted Assets*
i.	COMMERCIAL AMERIPORT BUILDING 1, LLC	$29,610	0.2%
ii.	COMMERCIAL FC HANSON ASSOCIATES, LLC	27,371	0.2
iii.	COMMERCIAL LAKEWOOD CITY COMMONS L.P.	20,774	0.1
iv.	COMMERCIAL 500 CAPITOL MALL TOWER, LLC	20,383	0.1
v.	COMMERCIAL TWO NORTH RIVERSIDE PLAZA JV, LP	20,000	0.1
vi.	COMMERCIAL WLP MONTECITO, LLC	17,607	0.1
vii.	COMMERCIAL PALM SPRINGS MILE ASSOCIATES, LTD	17,000	0.1
viii.	COMMERCIAL LHE WOODCREEK WEST APARTMENTS, LLC	16,958	0.1
ix.	COMMERCIAL SPRINGWOOD APARTMENTS LLC	16,787	0.1
x.	COMMERCIAL BLUE HEN APT, LLC	16,767	0.1

b.    The Company's total admitted assets held in the following categories of mortgage loans as of December 31, 2020:

	Amount	Percentage of Total Admitted Assets*

i. Construction loans	$—	—%
ii. Mortgage loans over 90 days past due	—	—
iii. Mortgage loans in the process of foreclosure	910	0.0
iv. Mortgage loans foreclosed	—	—
v. Restructured mortgage loans	21,026	0.2

c.    Aggregate mortgage loans having the following loan to value ratios as determined from the most current appraisal as of December 31, 2020:

		Residential		Commercial		Agricultural
	Loan-to-Value	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	above 95%	$—	—%	$—	—%	$—	—%
ii.	91% to 95%	—	—	—	—	—	—
iii.	81% to 90%	—	—	716	0.0	—	—
iv.	71% to 80%	—	—	128,205	0.9	—	—
v.	below 70%	—	—	1,118,044	8.1	—	—
		$—		$1,246,965		$—

* Excluding separate accounts     114

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

10.    Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate of the Company’s total admitted assets. Not Applicable.

11.    The Company’s total admitted assets subject to the following types of agreements as of December 31, 2020:

Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$199,914	$—	$—
ii.	Repurchase agreements	—	—	—	—	—
iii.	Reverse repurchase agreements	—	—	—	—	—
iv.	Dollar repurchase agreements	—	—	—	—	—
v.	Dollar reverse repurchase agreements	—	—	—	—	—

12.    Amounts and percentages of the Company’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2020:

		Owned		Written
		Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
i.	Hedging	$394,404	2.8%	$(61,922)	(0.4)%
ii.	Income generation	—	—	—	—
iii.	Other	—	—	—	—

13.    The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of December 31, 2020:
* Excluding separate accounts     115

SECURITY LIFE OF DENVER INSURANCE COMPANY
Investment Risk Interrogatories
December 31, 2020
(In Thousands)

Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$17,298	0.1%	$17,871	$17,677	$17,522
ii.	Income Generation	—	—	—	—	—
iii.	Replications	—	—	—	—	—
iv.	Other	—	—	—	—	—

14.    The Company’s potential exposure (defined as the amount determined in accordance with NAIC Annual Statement Instructions) for futures contracts as of December 31, 2020:

Unaudited At End of Each Quarter
		At Year End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets*	Amount	Amount	Amount
i.	Hedging	$—	—	$—	$—	$—
ii.	Income Generation	—	—	—	—	—
iii.	Replications	—	—	—	—	—
iv.	Other	—	—	—	—	—

* Excluding separate accounts     116

SECURITY LIFE OF DENVER INSURANCE COMPANY
Summary Investment Schedule
December 31, 2020
(In Thousands)

II.    Summary Investment Schedule

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage of Total
Long-Term Bonds:
U.S. Governments	$636,676	4.8%	$636,676	$—	$636,676	4.8%
All Other Governments	162,160	1.2	162,160	—	162,160	1.2
U.S. States, Territories and Possessions, etc. Guaranteed	187,949	1.4	187,949	—	187,949	1.4
U.S. Political Subdivisions of States, Territories, and Possessions, Guaranteed	190,383	1.4	190,383	—	190,383	1.4
U.S. Special Revenue & Special Assessment Obligations, etc. Non-Guaranteed	533,006	4.0	533,006	—	533,006	4.0
Industrial and Miscellaneous	7,999,546	59.8	7,999,546	—	7,999,546	59.8
Hybrid Securities	27,550	0.2	27,550	—	27,550	0.2
Parent, Subsidiaries and Affiliates	65,474	0.5	65,474	—	65,474	0.5
SVO Identified Funds	—	—	—	—	—	—
Unaffiliated Bank loans	69,250	0.5	69,250	—	69,250	0.5
Total Long-Term Bonds	$9,871,994	73.8%	$9,871,994	$—	$9,871,994	73.8%
Preferred Stocks:
Industrial and Miscellaneous (Unaffiliated)	$5,548	—%	$5,548	$—	$5,548	—%
Parent, Subsidiaries and Affiliates		—	—	—	—	—
Total Preferred Stocks	$5,548	—%	$5,548	$—	$5,548	—%
Common Stocks:
Industrial and Miscellaneous (Unaffiliated) Publicly Traded	$—	—%	$—	$—	$—	—%
Industrial and miscellaneous (Unaffiliated) Other	48,590	0.4	48,590	—	48,590	0.4
Parent, Subsidiaries and Affiliates Publicly traded	—	—	—	—	—	—
Parent, Subsidiaries and Affiliates Other	148,298	1.1	148,298	—	148,298	1.1
Mutual Funds	—	—	—	—	—	—
Unit Investment Trusts	—	—	—	—	—	—
Closed-End Funds	—	—	—	—	—	—
Total Common Stocks	$196,888	1.5%	$196,888	$—	$196,888	1.5%
Mortgage Loans:
Farm Mortgages	$—	—%	$—	$—	$—	—%
Residential Mortgages	—	—	—	—	—	—
Commercial Mortgages	1,246,965	9.3	1,246,965	—	1,246,965	9.3
Mezzanine Real Estate Loans	—	—	—	—	—	—
Total Mortgage Loans	$1,246,965	9.3%	$1,246,965	$—	$1,246,965	9.3%
Real Estate:
Property Occupied by Company	$—	—%	$—	$—	$—	—%
Property Held for Production of Income	—	—	—	—	—	—

* Excluding separate accounts

SECURITY LIFE OF DENVER INSURANCE COMPANY
Summary Investment Schedule
December 31, 2020
(In Thousands)

Property Held for Sale	—	—	—	—	—	—
Total Real Estate	$—	—%	$—	$—	$—	—%
Cash, Cash Equivalents and Short-Term Investments:
Cash	$216,196	1.6%	$216,196	$—	$216,196	1.6%
Cash Equivalents	18,199	0.1	18,199	—	18,199	0.1
Short-Term Investments	4,157	—	4,157	—	4,157	—
Total Cash, Cash Equivalents and Short-Term Investments	$238,552	1.7%	$238,552	$—	$238,552	1.7%
Contract Loans	993,723	7.5	993,451	—	993,451	7.5
Derivatives	395,384	3.0	395,384	—	395,384	3.0
Other Invested Assets	421,691	3.2	421,691	—	421,691	3.2
Receivables for Securities	2,233	—	2,233	—	2,233	—
Securities Lending	—	—	—	XXX	XXX	XXX
Write-ins for Invested Assets	—	—	—	—	—	—
Total Invested Assets	$13,372,978	100.0%	$13,372,707	$—	$13,372,707	100.0%

* Excluding separate accounts

SECURITY LIFE OF DENVER INSURANCE COMPANY
Note to Supplementary Information
December 31, 2019

1.    Basis of Presentation

The accompanying supplemental information presents selected statutory basis financial data as of December 31, 2020 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company's 2020 Statutory Annual Statement as filed with the Colorado Division of Insurance.